TCW GALILEO FUNDS
   APRIL 30, 2001

     SEMI-ANNUAL REPORT
     ----------------------------------
     U.S.EQUITIES

AGGRESSIVE GROWTH EQUITIES
  CONVERTIBLE SECURITIES
    EARNINGS MOMENTUM
      FOCUSED LARGE CAP VALUE
        GROWTH INSIGHTS
          HEALTH SCIENCES
            LARGE CAP GROWTH
              LARGE CAP VALUE
                SELECT EQUITIES
                  SMALL CAP GROWTH
                    SMALL CAP VALUE
                      TECHNOLOGY
                        VALUE OPPORTUNITIES


                             GALILEO
                         TCW FUNDS INC.
                  [LOGO] THE POWER OF INDEPENDENT THINKING

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
TABLE OF CONTENTS                                                 APRIL 30, 2001

Letter To Shareholders............................   1
Performance Summary...............................   2
Schedules of Investments:
  TCW Galileo Aggressive Growth Equities Fund.....   3
  TCW Galileo Convertible Securities Fund.........   6
  TCW Galileo Earnings Momentum Fund..............  10
  TCW Galileo Focused Large Cap Value Fund........  13
  TCW Galileo Growth Insights Fund................  15
  TCW Galileo Health Sciences Fund................  17
  TCW Galileo Large Cap Growth Fund...............  19
  TCW Galileo Large Cap Value Fund................  22
  TCW Galileo Select Equities Fund................  25
  TCW Galileo Small Cap Growth Fund...............  27
  TCW Galileo Small Cap Value Fund................  31
  TCW Galileo Technology Fund.....................  35
  TCW Galileo Value Opportunities Fund............  37

Statements of Assets and Liabilities..............  40
Statements of Operations..........................  43
Statements of Changes in Net Assets...............  46
Notes to Financial Statements.....................  52
Financial Highlights..............................  67

[LOGO]-TM- TCW-TM- GALILEO FUNDS INC.
--------------------------------------
THE POWER OF INDEPENDENT THINKING-TM-
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
                                                                          [ICON]
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TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2001 semi-annual reports for the TCW Galileo Funds. On the following page is an analysis of each Fund's investment performance for a 1 year, 5 year, 10 year and since inception period through April 30, 2001.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Funds' long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

On May 1, 2001, we launched Galileo On-Line service which allows investors to conduct Fund transactions via the internet.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
June 4, 2001

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2001

                                                          TOTAL RETURN
                                                ANNUALIZED AS OF APRIL 30, 2001
                                        ------------------------------------------------
                                                                                SINCE       INCEPTION
                               NAV        1-YEAR       5-YEAR     10-YEAR     INCEPTION        DATE
                             -------    ----------    --------    --------    ----------    ----------
TCW Galileo Aggressive
  Growth Equities
  Fund -- Institutional
  Class                      $15.03     (45.10)%      15.34% (1)    N/A        24.21% (1)   11/01/94(2)
TCW Galileo Aggressive
  Growth Equities
  Fund -- Advisory Class     $14.93     (45.36)%        N/A         N/A         3.38%       03/01/99
TCW Galileo Convertible
  Securities Fund            $11.08     (14.09)%      14.17% (1)  14.14% (1)   13.46% (1)   01/01/89(2)
TCW Galileo Earnings
  Momentum Fund              $ 6.96     (20.99)%       4.54%        N/A        10.88% (1)   05/01/93(2)
TCW Galileo Focused Large
  Cap Value Fund             $10.36       0.41% (4)     N/A         N/A        10.73% (4)   07/20/98(5)
TCW Galileo Growth
  Insights Fund              $ 8.89     (29.74)% (4)    N/A         N/A        14.50% (4)   01/31/98(5)
TCW Galileo Health
  Sciences Fund              $ 7.52        N/A          N/A         N/A       (24.80)% (3)  12/01/00
TCW Galileo Large Cap
  Growth Fund --
  Institutional Class        $10.62     (40.44)%        N/A         N/A        12.90% (1)   06/19/97(2)
TCW Galileo Large Cap
  Growth Fund -- Advisory
  Class                      $10.58     (40.59)%        N/A         N/A        (5.36)%      03/01/99
TCW Galileo Large Cap
  Value Fund --
  Institutional Class        $13.08       0.87%         N/A         N/A        11.71% (1)   12/01/97(2)
TCW Galileo Large Cap
  Value Fund -- Advisory
  Class                      $13.08       0.35%         N/A         N/A         8.29%       03/01/99
TCW Galileo Select
  Equities Fund --
  Institutional Class        $18.22     (24.42)%      17.02%        N/A        16.50% (1)   07/01/91(2)
TCW Galileo Select
  Equities Fund --
  Advisory Class             $18.10     (24.63)%        N/A         N/A         6.03%       03/01/99
TCW Galileo Small Cap
  Growth Fund --
  Institutional Class        $23.22     (37.89)%       8.14%      17.87% (1)   16.61% (1)   12/01/89(2)
TCW Galileo Small Cap
  Growth Fund -- Advisory
  Class                      $23.08     (38.11)%        N/A         N/A         9.18%       03/01/99
TCW Galileo Small Cap
  Value Fund                 $11.99        N/A          N/A         N/A        22.59% (3)   06/14/00
TCW Galileo Technology
  Fund                       $ 5.28        N/A          N/A         N/A       (47.20)% (3)  11/01/00
TCW Galileo Value
  Opportunities Fund --
  Institutional Class        $16.27      41.28%         N/A         N/A        22.81% (1)   11/01/96(2)
TCW Galileo Value
  Opportunities Fund --
  Advisory Class             $16.28        N/A          N/A         N/A        19.72% (3)   11/01/00

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIPS WERE NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WERE NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIPS HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2)  INCEPTION DATE OF THE PREDECESSOR LIMITED PARTNERSHIP.
(3)  CUMULATIVE PERFORMANCE SINCE INCEPTION THROUGH APRIL 30, 2001.
(4) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR SEPARATELY MANAGED ACCOUNTS WERE NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WERE NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE SEPARATELY MANAGED ACCOUNTS HAD BEEN REGISTERED UNDER THE 1940 ACT, THE SEPARATELY MANAGED ACCOUNT'S PERFORMANCE MAY HAVE BEEN LOWER.
(5)  INCEPTION DATE OF THE PREDECESSOR SEPARATELY MANAGED ACCOUNT.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              ------------

            BANKING & FINANCIAL SERVICES (1.8% OF
              NET ASSETS)
    83,785  T. Rowe Price Group, Inc.                 $  2,912,367
                                                      ------------
            BIOLOGICAL PRODUCTS (1.6%)
    54,500  Gilead Sciences, Inc.                        2,669,410*+
                                                      ------------
            COMMERCIAL SERVICES (4.6%)
   249,900  GoTo.com, Inc.                               4,448,220*
    75,488  Paychex, Inc.                                2,608,865
    47,100  StorageNetworks, Inc.                          487,485*+
                                                      ------------
            TOTAL COMMERCIAL SERVICES                    7,544,570
                                                      ------------
            COMPUTER SERVICES (7.9%)
    62,000  CheckFree Corp.                              2,470,080*+
   129,800  Sapient Corp.                                1,745,810*+
   122,224  VeriSign, Inc.                               6,267,647*+
   120,742  Yahoo!, Inc.                                 2,436,573*
                                                      ------------
            TOTAL COMPUTER SERVICES                     12,920,110
                                                      ------------
            COMPUTER SOFTWARE (9.7%)
    82,600  Homestore.com, Inc.                          2,639,070*
   226,500  Liberate Technologies, Inc.                  2,217,435*
    56,918  Rational Software Corp.                      1,377,985*
   184,188  Siebel Systems, Inc.                         8,395,289*
    57,200  Sycamore Networks, Inc.                        544,544*
    32,500  webMethods, Inc.                               758,875*+
                                                      ------------
            TOTAL COMPUTER SOFTWARE                     15,933,198
                                                      ------------
            ELECTRIC UTILITIES (0.2%)
     9,700  Reliant Resources, Inc.                        291,000*
                                                      ------------
            ELECTRONICS (14.5%)
    75,334  Altera Corp.                                 1,905,197*
    58,400  Elantec Semiconductor, Inc.                  1,940,048*
    68,200  Globespan, Inc.                              1,500,400*+
   142,936  Maxim Integrated Products, Inc.              7,304,030*
    53,000  New Focus, Inc.                                681,050*+
    79,100  Transmeta Corp.                              1,379,504*+
   189,634  XILINX, Inc.                                 9,001,926*
                                                      ------------
            TOTAL ELECTRONICS                           23,712,155
                                                      ------------
            ENTERTAINMENT & LEISURE (2.3%)
   145,968  Westwood One, Inc.                           3,831,660*
                                                      ------------
            HEALTHCARE (6.2%)
    35,800  Affymetrix, Inc.                             1,183,190*+
    50,400  Genentech, Inc.                              2,646,000*
    78,500  Human Genome Sciences, Inc.                  5,042,055*+
    47,000  Sepracor, Inc.                               1,238,920*
                                                      ------------
            TOTAL HEALTHCARE                            10,110,165
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            MEDIA--BROADCASTING & PUBLISHING (12.9%)
    82,344  Cablevision Systems Corp.                 $  5,661,150*+
    41,681  Clear Channel Communications, Inc.           2,325,800*
    69,100  Cox Radio, Inc.                              1,782,780*
    80,900  Hispanic Broadcasting Corp.                  1,939,173*
   142,200  Mediacom Communications Corp.                2,879,550*
    41,172  Rainbow Media Group                            870,788*
   130,252  Univision Communications, Inc.               5,693,315*+
                                                      ------------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      21,152,556
                                                      ------------
            MEDICAL SUPPLIES (6.8%)
   123,800  Abgenix, Inc.                                4,642,500*
    76,648  Andrx Corp.                                  4,522,232*
    50,400  MiniMed, Inc.                                2,012,976*
                                                      ------------
            TOTAL MEDICAL SUPPLIES                      11,177,708
                                                      ------------
            PHARMACEUTICALS (1.3%)
    42,100  Praecis Pharmaceuticals, Inc.                  923,674*
    31,200  Vertex Pharmaceuticals, Inc.                 1,203,072*
                                                      ------------
            TOTAL PHARMACEUTICALS                        2,126,746
                                                      ------------
            RETAIL (9.1%)
   135,514  Amazon.com, Inc.                             2,138,411*+
   225,050  Bed, Bath & Beyond, Inc.                     6,373,416*
    96,264  eBay, Inc.                                   4,859,407*
    37,464  Talbots, Inc.                                1,567,868+
                                                      ------------
            TOTAL RETAIL                                14,939,102
                                                      ------------
            TELECOMMUNICATIONS (18.9%)
   110,200  American Tower Corp.                         2,953,360+
    37,100  Corvis Corp.                                   254,135*+
   151,492  EchoStar Communications Corp.                4,538,700*
   108,700  Exodus Communications, Inc.                  1,043,520*+
    87,800  Juniper Networks, Inc.                       5,182,834*
   206,394  McLeodUSA, Inc.                              1,826,587*+
   207,500  Metromedia Fiber Network, Inc.               1,056,175*
    69,700  ONI Systems Corp.                            2,504,321*+
    37,363  Openwave Systems, Inc.                       1,293,133*
    95,100  Research In Motion, Ltd.                     3,225,792*
    85,500  Sonus Networks, Inc.                         2,176,830*
   237,000  Spectrasite Holdings, Inc.                   2,374,740*
    48,700  Time Warner Telecom, Inc.                    2,466,655*
                                                      ------------
            TOTAL TELECOMMUNICATIONS                    30,896,782
                                                      ------------
            TOTAL COMMON STOCK (COST: $150,581,156)
              (97.8%)                                  160,217,529
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
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                                                                  APRIL 30, 2001

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS                       VALUE
----------  ----------------------                    ------------
$3,272,442  American Express Co., 4.43%, due
              05/30/01                                $  3,272,442**
 4,090,552  Bank of Nova Scotia, 5%, due 05/16/01        4,090,552**
 2,454,331  Den Danske, 4.563%, due 05/07/01             2,454,331**
 4,090,552  Dreyfus Money Market Fund, 4.752%, due
              05/01/01                                   4,090,552**
 3,390,113  Fleet National Bank, 4.768%, due
              10/31/01                                   3,390,113**
 1,626,216  General Motors Acceptance Corp., 4.76%,
              due 03/08/02                               1,626,216**
   818,110  Harris Bank Trust, 4.5%, due 05/11/01          818,110**
 3,774,544  Investors Bank & Trust Depository
              Reserve, 3.25%, due 05/01/01               3,774,544
 4,745,041  Merrimac Money Market Fund, 4.794%, due
              05/01/01                                   4,745,041**
 4,908,663  Royal Bank of Scotland, 4.531%, due
              05/07/01                                   4,908,663**
 3,272,442  Royal Bank of Scotland, 5%, due 05/07/01     3,272,442**
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $36,443,006) (22.2%)                      36,443,006
                                                      ------------
            TOTAL INVESTMENTS (COST: $187,024,162)
              (120.0%)                                 196,660,535
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-20.0%)                                 (32,726,423)
                                                      ------------
            NET ASSETS (100.0%)                       $163,934,112
                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
5

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------
            ADVERTISING (1.9% OF NET ASSETS)
$  295,000  Interpublic Group of Companies, Inc.,
              1.87%, due 06/01/06                     $   252,225*
   285,000  Interpublic Group of Companies, Inc.,
              (144A), 1.87%, due 06/01/06                 243,675**
   605,000  Lamar Advertising Co., 5.25%, due
              09/15/06                                    636,762
                                                      -----------
            TOTAL ADVERTISING                           1,132,662
                                                      -----------
            BANKING & FINANCIAL SERVICES (5.0%)
   490,000  E*TRADE Group, Inc., 6%, due 02/01/07         335,650
   910,000  E*TRADE Group, Inc., (144A), 6%, due
              02/01/07                                    623,350**
   445,000  Lehman Brothers Holdings, Inc., 0%, due
              07/06/04                                    396,050
   875,000  Lehman Brothers Holdings, Inc., 0.25%,
              due 02/02/06                                778,750
   890,000  Providian Financial Corp., 3.25%, due
              08/15/05                                    901,125
                                                      -----------
            TOTAL BANKING & FINANCIAL SERVICES          3,034,925
                                                      -----------
            BUILDING MATERIALS (1.6%)
 1,020,000  American International Group,
              Exchangeable Home Depot, Inc., (144A),
              1%, due 02/14/06                            935,850**
                                                      -----------
            COMMERCIAL SERVICES (1.0%)
   810,000  Quanta Services, Inc., 4%, due 07/01/07       617,625
                                                      -----------
            COMMUNICATIONS (0.7%)
   195,000  Deutsche Bank AG, Exchangeable Nortel
              Networks Corp., 7.25%, due 02/02/02         450,937
                                                      -----------
            COMPUTER SERVICES (2.3%)
   675,000  CheckFree Holdings Corp., 6.5%, due
              12/01/06                                    594,844+
   295,000  Mercury Interactive Corp., 4.75%, due
              07/01/07                                    272,323
   540,000  Mercury Interactive Corp., (144A),
              4.75%, due 07/01/07                         498,490**
                                                      -----------
            TOTAL COMPUTER SERVICES                     1,365,657
                                                      -----------
            COMPUTER SOFTWARE (6.5%)
   320,000  BEA Systems, Inc., 4%, due 12/15/06           450,400
   610,000  BEA Systems, Inc., (144A), 4%, due
              12/15/06                                    858,575**
   575,000  Jabil Circuit, Inc., 1.75%, due 05/15/21      590,094
   190,000  Rational Software Corp., 5%, due
              02/01/07                                    187,150
   335,000  Rational Software Corp., (144A), 5%, due
              02/01/07                                    329,975**
   540,000  Siebel Systems, Inc., 5.5%, due 09/15/06    1,139,400
   155,000  Siebel Systems, Inc., (144A), 5.5%, due
              09/15/06                                    327,050**
                                                      -----------
            TOTAL COMPUTER SOFTWARE                     3,882,644
                                                      -----------
            ELECTRONICS (16.6%)
 2,295,000  Arrow Electronics, Inc., 0%, due
              02/21/21                                  1,041,356
 1,515,000  ASM Lithography Holding N.V., (144A),
              4.25%, due 11/30/04                       1,552,875**
 3,065,000  Celestica, Inc., 0%, due 08/01/20           1,371,587
   650,000  LSI Logic Corp., 4.25%, due 03/15/04          955,500
   685,000  Morgan Stanley International, Ltd.,
              (144A), Exchangeable Corning, Inc.,
              0%, due 10/25/05                            458,950**
   865,000  Sanmina Corp., (144A), 4.25%, due
              05/01/04                                  1,266,144**
 2,365,000  Solectron Corp., 0%, due 01/27/19           1,235,712
   335,000  TranSwitch Corp., (144A), 4.5%, due
              09/12/05                                    252,087**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                                                                          [ICON]
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                                                                  APRIL 30, 2001

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            ELECTRONICS (CONTINUED)
$  365,000  UBS AG, Exchangeable TranSwitch Corp.,
              14%, due 04/25/02                       $   419,312
 1,270,000  Vitesse Semiconductor Corp., 4%, due
              03/15/05                                  1,012,825+
   520,000  Vitesse Semiconductor Corp., (144A), 4%,
              due 03/15/05                                414,700**
                                                      -----------
            TOTAL ELECTRONICS                           9,981,048
                                                      -----------
            ENERGY & OIL SERVICES (2.4%)
   490,000  Deutsche Bank AG, (144A), Exchangeable
              Enron Corp., 0%, due 11/18/04               699,781**
   555,000  Kerr-McGee Corp., 5.25%, due 02/15/10         739,537
                                                      -----------
            TOTAL ENERGY & OIL SERVICES                 1,439,318
                                                      -----------
            INDUSTRIAL--DIVERSIFIED (2.1%)
   300,000  Kestrel Solutions, Inc., (144A), 5.5%,
              due 07/15/05                                183,000**
 1,735,000  SPX Corp., (144A), 0%, due 02/06/21         1,101,725**
                                                      -----------
            TOTAL INDUSTRIAL--DIVERSIFIED               1,284,725
                                                      -----------
            INSURANCE (2.3%)
   940,000  American International Group, Inc.,
              0.5%, due 05/15/07                          963,500+
   410,000  First American Corp., (144A), 4.5%, due
              04/15/08                                    422,300**
                                                      -----------
            TOTAL INSURANCE                             1,385,800
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING (8.0%)
 1,290,000  Adelphia Communications Corp., 6%, due
              02/15/06                                  1,185,187
   620,000  Charter Communications, Inc., (144A),
              5.75%, due 10/15/05                         760,275**
 1,250,000  Ciena Corp., 3.75%, due 02/01/08            1,092,975
 1,125,000  Comverse Technology, Inc., (144A), 1.5%,
              due 12/01/05                              1,027,969**
 1,390,000  News America, Inc., (144A), 0%, due
              02/28/21                                    712,375**
                                                      -----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      4,778,781
                                                      -----------
            PHARMACEUTICALS (2.6%)
 2,085,000  Roche Holdings, Inc., Exchangeable
              Genentech, Inc., (144A), 0%, due
              01/19/15                                  1,548,113**
                                                      -----------
            TELECOMMUNICATIONS (24.7%)
 1,220,000  American Tower Corp., 2.25%, due
              10/15/09                                  1,195,600
   930,000  China Mobile, Limited, 2.25%, due
              11/03/05                                    936,975*+
   565,000  Echostar Communications Corp., 4.875%,
              due 01/01/07                                526,156
   390,000  Echostar Communications Corp., (144A),
              4.875%, due 01/01/07                        363,188**
   700,000  Exchangeable Certificates Corp., (144A),
              0.25%, due 07/17/06                         633,500**
 1,200,000  Exodus Communications, Inc., 5.25%, due
              02/15/08                                    793,500+
 3,230,000  Jacor Communications, Inc., Exchangeable
              Clear Channel Communications, Inc.,
              0%, due 06/12/11                          2,870,663
 2,500,000  Juniper Networks, Inc., 4.75%, due
              03/15/07                                  2,009,375
   305,000  Mayan Networks, (144A), 5.25%, due
              11/01/05                                    136,369**
 1,865,000  Merrill Lynch & Company, Inc.,
              Exchangeable Time Warner, Inc., 0.25%,
              due 05/10/06                              1,962,913
 1,350,000  Nextel Communications, Inc., 4.75%, due
              07/01/07                                  1,302,750
   825,000  ONI Systems Corp., 5%, due 10/15/05           668,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
7

TCW GALILEO CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            TELECOMMUNICATIONS (CONTINUED)
$  730,000  Redback Networks, Inc., 5%, due 04/01/07  $   471,763
   770,000  Telefonos de Mexico, S.A. de C.V.,
              4.25%, due 06/15/04                         988,488
                                                      -----------
            TOTAL TELECOMMUNICATIONS                   14,859,490
                                                      -----------
            TRANSPORTATION (1.1%)
   640,000  United Parcel Service, Inc., 1.75%, due
              09/27/07                                    666,400
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $49,905,081) (78.8%)                     47,363,975
                                                      -----------

NUMBER OF
  SHARES    CONVERTIBLE PREFERRED STOCK
----------  ---------------------------
            BANKING & FINANCIAL SERVICES (3.1%)
    27,300  CNB Capital Trust, $1.50                      955,500
     6,400  Goldman Sachs Group, Inc., Exchangeable
              Yahoo!, Inc., $5.154                        142,982*
    25,600  Morgan Stanley Dean Witter & Co.,
              Exchangeable Yahoo!, Inc., $9.25            179,200
    11,200  Washington Mutual, Inc., (144A), $35.79       568,400***
                                                      -----------
            TOTAL BANKING & FINANCIAL SERVICES          1,846,082
                                                      -----------
            COMMUNICATIONS (0.6%)
    11,400  Titan Capital Trust, $2.875                   330,600*
                                                      -----------
            ELECTRONICS (0.3%)
   583,352  CS First Boston Corp., Exchangeable
              Conexant Systems, Inc., $3.898              164,620
                                                      -----------
            INSURANCE (1.0%)
     9,200  QBE Insurance Group Ltd., (144A), $4.00       611,800**
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING (3.5%)
    13,400  Cox Communications, Inc., $3.50               830,800
       100  Radio One, Inc., $65.00                       106,700*
     1,100  Radio One, Inc., (144A), $65.00             1,173,700***
                                                      -----------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      2,111,200
                                                      -----------
            RETAIL (1.0%)
    19,000  Dollar General Corp., $3.352                  608,000
                                                      -----------
            TELECOMMUNICATIONS (5.3%)
     9,900  Global Crossing Ltd., $16.875               1,421,887
    33,700  MediaOne Group, Inc., Exchangeable
              Vodafone AirTouch PLC, $3.041             1,108,730
       350  Morgan Stanley Dean Witter & Co.,
              Exchangeable Qualcomm, Inc., $100.55        674,450*
                                                      -----------
            TOTAL TELECOMMUNICATIONS                    3,205,067
                                                      -----------
            UTILITIES (4.0%)
     7,900  AES Trust III, $3.375                         588,550
    10,200  Alliant Energy Corp., (144A), $4.91           480,675***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            UTILITIES (CONTINUED)
     9,000  Calpine Capital Trust III, $2.50          $   664,875*
     7,900  Mirant Trust, $3.125                          647,800
                                                      -----------
            TOTAL UTILITIES                             2,381,900
                                                      -----------
            TOTAL CONVERTIBLE PREFERRED STOCK
              (COST: $11,209,662) (18.8%)              11,259,269
                                                      -----------

            COMMON STOCK (COST: $33,490) (0.1%)
            -----------------------------------
            MEDIA--BROADCASTING & PUBLISHING (0.1%)
     1,117  News Corporation, Ltd. (ADR)                   42,898
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  414,734  American Express Co., 4.43%, due
              05/30/01                                    414,734***
   518,418  Bank of Nova Scotia, 5%, due 05/16/01         518,418***
   311,051  Den Danske, 4.563%, due 05/07/01              311,051***
   518,418  Dreyfus Money Market Fund, 4.752%, due
              05/01/01                                    518,418***
   428,378  Fleet National Bank, 4.768%, due
              10/31/01                                    428,378***
   207,367  General Motors Acceptance Corp., 4.76%,
              due 03/08/02                                207,367***
   103,684  Harris Bank Trust, 4.5%, due 05/11/01         103,684***
 1,530,523  Investors Bank & Trust Depository
              Reserve, 3.25%, due 05/01/01              1,530,523
   601,365  Merrimac Money Market Fund, 4.794%, due
              05/01/01                                    601,365***
   622,101  Royal Bank of Scotland, 4.531%, due
              05/07/01                                    622,101***
   414,734  Royal Bank of Scotland, 5%, due 05/07/01      414,734***
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $5,670,773) (9.4%)                        5,670,773
                                                      -----------
            TOTAL INVESTMENTS (COST: $66,819,006)
              (107.1%)                                 64,336,915
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-7.1%)                                  (4,260,336)
                                                      -----------
            NET ASSETS (100.0%)                       $60,076,579
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
9

TCW GALILEO EARNINGS MOMENTUM FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------

           APPAREL RETAILERS (2.1% OF NET ASSETS)
   7,850   Factory 2-U Stores, Inc.                  $   204,492*
                                                     -----------
           AUTOMOTIVE (2.9%)
  12,750   Copart, Inc.                                  292,102*
                                                     -----------
           BIOLOGICAL PRODUCTS (0.9%)
   3,700   Cell Therapeutics, Inc.                        92,315*+
                                                     -----------
           CHEMICALS (0.7%)
   2,600   Symyx Technologies, Inc.                       72,540*
                                                     -----------
           COMMERCIAL SERVICES (20.0%)
   9,150   Administaff, Inc.                             220,606*
   7,650   Career Education Corp.                        385,177*
   4,550   Corinthian Colleges, Inc.                     186,550*
   4,350   Corporate Executive Board Co.                 144,594*
   8,700   DiamondCluster International, Inc.            161,385*
  11,600   First Consulting Group, Inc.                   92,916*
   5,750   Forrester Research, Inc.                      132,882*
   1,500   Mobile Mini, Inc.                              44,400*
   1,500   Resources Connection, Inc.                     39,825*
   6,950   Sangamo Biosciences, Inc.                     104,041*+
   4,850   University of Phoenix Online, Inc.            147,440*
  11,350   Waste Connections, Inc.                       322,908*+
                                                     -----------
           TOTAL COMMERCIAL SERVICES                   1,982,724
                                                     -----------
           COMPUTER SERVICES (9.0%)
   5,700   Agile Software Corp.                          108,699*
   5,100   Aspen Technologies, Inc.                      107,406*+
   7,800   Computer Access Technology Corp.               27,690*
   7,300   Digital Insight Corp.                          88,768*+
   6,700   Innovative Solutions & Support, Inc.           87,435*
   2,400   IntraNet Solutions, Inc.                       79,392*+
   7,050   Radiant Systems, Inc.                         118,440*
   1,600   Secure Computing Corp.                         22,992*
   7,100   Vastera, Inc.                                  77,603*
   4,400   Virage, Inc.                                   16,984*
  12,450   Websense, Inc.                                155,003*
                                                     -----------
           TOTAL COMPUTER SERVICES                       890,412
                                                     -----------
           COMPUTER SOFTWARE (14.8%)
   6,550   Caminus Corp.                                 216,150*+
  11,700   DigitalThink, Inc.                            100,269*+
   5,800   Embarcadero Technologies, Inc.                199,926*+
   5,800   I-many, Inc.                                   78,416*
   4,100   Informatica Corp.                             103,525*
   6,300   Interwoven, Inc.                               92,232*
   7,800   Moldflow Corp.                                 96,330*
   4,700   NetIQ Corp.                                   137,992*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           COMPUTER SOFTWARE (CONTINUED)
  11,300   SkillSoft Corp.                           $   310,185*
   7,950   Synplicity, Inc.                              126,087*
                                                     -----------
           TOTAL COMPUTER SOFTWARE                     1,461,112
                                                     -----------
           ELECTRONICS (6.4%)
   4,050   AstroPower, Inc.                              169,614*+
   5,000   Caliper Technologies Corp.                    115,000*+
   1,900   Elantec Semiconductor, Inc.                    63,118*
   2,200   Exar Corp.                                     64,020*
   7,250   Pixelworks, Inc.                              164,575*
   1,800   Plexus Corp.                                   55,296*
                                                     -----------
           TOTAL ELECTRONICS                             631,623
                                                     -----------
           ENERGY & OIL SERVICES (4.9%)
   5,750   Chiles Offshore, Inc.                         142,025*
   8,052   Varco International, Inc.                     188,256*
   4,650   Veritas DGC, Inc.                             151,125*
                                                     -----------
           TOTAL ENERGY & OIL SERVICES                   481,406
                                                     -----------
           ENTERTAINMENT & LEISURE (1.9%)
   3,350   Macrovision Corp.                             191,553*
                                                     -----------
           FOODS, HOTELS & RESTAURANTS (4.0%)
   7,600   BUCA, Inc.                                    156,940*
   3,400   O'Charleys, Inc.                               66,980*
   4,400   P.F. Chang's China Bistro, Inc.               170,808*+
                                                     -----------
           TOTAL FOODS, HOTELS & RESTAURANTS             394,728
                                                     -----------
           HEALTHCARE (1.9%)
   5,400   Accredo Health, Inc.                          183,924*
                                                     -----------
           MEDICAL SUPPLIES (8.1%)
   8,950   ArthroCare Corp.                              168,081*+
   7,650   Conceptus, Inc.                                76,500*+
   5,750   Inverness Medical Technology, Inc.            201,250*
   4,800   PolyMedica Corp.                              130,368*+
   1,200   Rudolph Technologies, Inc.                     57,708*
   6,950   Ventana Medical Systems, Inc.                 167,843*+
                                                     -----------
           TOTAL MEDICAL SUPPLIES                        801,750
                                                     -----------
           OIL & GAS (0.9%)
   7,000   ATP Oil & Gas Corp.                            89,250*
                                                     -----------
           PHARMACEUTICALS (5.5%)
   3,900   Arena Pharmaceuticals, Inc.                    77,766*+
   1,900   Cubist Pharmaceuticals, Inc.                   59,128*
   9,400   Emisphere Technologies, Inc.                  162,620*
   3,700   Noven Pharmaceuticals, Inc.                    79,439*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
11

TCW GALILEO EARNINGS MOMENTUM FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           PHARMACEUTICALS (CONTINUED)
   2,100   Praecis Pharmaceuticals, Inc.             $    46,074*
   3,250   Titan Pharmaceuticals, Inc.                   114,563*
                                                     -----------
           TOTAL PHARMACEUTICALS                         539,590
                                                     -----------
           POLLUTION CONTROL (3.9%)
   9,150   Stericycle, Inc.                              383,385*
                                                     -----------
           RETAIL (7.0%)
   9,823   99 Cents Only Stores                          284,671*
   7,600   Charlotte Russe Holding, Inc.                 261,060*
   5,600   Insight Enterprises, Inc.                     149,520*
                                                     -----------
           TOTAL RETAIL                                  695,251
                                                     -----------
           TOTAL COMMON STOCK (COST: $8,793,930)
             (94.9%)                                   9,388,157
                                                     -----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$208,083   American Express Co., 4.43%, due
             05/30/01                                    208,083**
 260,104   Bank of Nova Scotia, 5%, due 05/16/01         260,104**
 156,062   Den Danske, 4.563%, due 05/07/01              156,062**
 260,104   Dreyfus Money Market Fund, 4.752%, due
             05/01/01                                    260,104**
 214,929   Fleet National Bank, 4.768%, due
             10/31/01                                    214,929**
 104,041   General Motors Acceptance Corp., 4.76%,
             due 03/08/02                                104,041**
  52,021   Harris Bank Trust, 4.5%, due 05/11/01          52,021**
 442,828   Investors Bank & Trust Depository
             Reserve, 3.25%, due 05/01/01                442,828
 301,720   Merrimac Money Market Fund, 4.794%, due
             05/01/01                                    301,720**
 312,124   Royal Bank of Scotland, 4.531%, due
             05/07/01                                    312,124**
 208,083   Royal Bank of Scotland, 5%, due 05/07/01      208,083**
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $2,520,099) (25.5%)                       2,520,099
                                                     -----------
           TOTAL INVESTMENTS (COST: $11,314,029)
             (120.4%)                                 11,908,256
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-20.4%)                                 (2,021,305)
                                                     -----------
           NET ASSETS (100.0%)                       $ 9,886,951
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

  NUMBER OF
    SHARES     COMMON STOCK                                                     VALUE
 ------------  ------------                                                  ------------

               BANKING & FINANCIAL SERVICES (23.3% OF NET ASSETS)
         445   Capital One Financial Corp.                                   $    27,973
       1,585   Citigroup, Inc.                                                    77,903
         750   Federal Home Loan Mortgage Corp.                                   49,350
         220   Goldman Sachs Group, Inc.                                          20,042
         735   Morgan Stanley Dean Witter & Co.                                   46,150
       1,040   Stilwell Financial, Inc.                                           30,649
                                                                             -----------
               TOTAL BANKING & FINANCIAL SERVICES                                252,067
                                                                             -----------
               BEVERAGES, FOOD & TOBACCO (3.2%)
         690   Philip Morris Companies, Inc.                                      34,576
                                                                             -----------
               COMPUTER SERVICES (8.8%)
       2,775   Compaq Computer Corp.                                              48,563
       1,795   Dell Computer Corp.                                                47,190*
                                                                             -----------
               TOTAL COMPUTER SERVICES                                            95,753
                                                                             -----------
               CONGLOMERATES (2.0%)
         410   Tyco International, Ltd.                                           21,882
                                                                             -----------
               ELECTRONICS (12.1%)
         490   Applied Materials, Inc.                                            26,754*
       1,250   Intel Corp.                                                        38,637
         435   Novellus Systems, Inc.                                             23,990*
         380   Teradyne, Inc.                                                     15,010*
         690   Texas Instruments, Inc.                                            26,703
                                                                             -----------
               TOTAL ELECTRONICS                                                 131,094
                                                                             -----------
               ENERGY & OIL SERVICES (17.4%)
         215   Chevron Corp.                                                      20,760
         910   Exxon Mobil Corp.                                                  80,626
         915   Santa Fe International Corp.                                       34,770
         952   Transocean Sedco Forex, Inc.                                       51,675
                                                                             -----------
               TOTAL ENERGY & OIL SERVICES                                       187,831
                                                                             -----------
               FOODS, HOTELS & RESTAURANTS (2.8%)
       1,090   McDonald's Corp.                                                   29,975
                                                                             -----------
               INSURANCE (8.0%)
         420   Marsh & McLennan Companies, Inc.                                   40,505
         395   Progressive Corp.                                                  46,136
                                                                             -----------
               TOTAL INSURANCE                                                    86,641
                                                                             -----------
               MEDICAL SUPPLIES (2.9%)
         760   Guidant Corp.                                                      31,160*
                                                                             -----------
               METALS (3.7%)
         980   Alcoa, Inc.                                                        40,572
                                                                             -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

  NUMBER OF
   SHARES                                                                       VALUE
 ------------                                                                ------------
               RETAIL (6.6%)
         720   Best Buy Co., Inc.                                            $    39,636*
         905   Costco Wholesale Corp.                                             31,612*
                                                                             -----------
               TOTAL RETAIL                                                       71,248
                                                                             -----------
               TELECOMMUNICATIONS (1.0%)
         200   Verizon Communications, Inc.                                       11,014
                                                                             -----------
               TRANSPORTATION (5.8%)
       1,320   Southwest Airlines, Inc.                                           24,037
         685   Union Pacific Corp.                                                38,970
                                                                             -----------
               TOTAL TRANSPORTATION                                               63,007
                                                                             -----------
               TOTAL COMMON STOCK (COST: $1,007,985) (97.6%)                   1,056,820
                                                                             -----------

  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS (COST: $37,427) (3.5%)
 ------------  ---------------------------------------------
 $    37,427   Investors Bank & Trust Depository Reserve, 3.25%,
                 due 05/01/01                                                     37,427
                                                                             -----------
               TOTAL INVESTMENTS (COST: $1,045,412) (101.1%)                   1,094,247
               LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)                     (11,496)
                                                                             -----------
               NET ASSETS (100.0%)                                           $ 1,082,751
                                                                             ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

TCW GALILEO GROWTH INSIGHTS FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 NUMBER OF
   SHARES     COMMON STOCK                                                     VALUE
------------  ------------                                                  ------------
              BANKING & FINANCIAL SERVICES (8.7% OF NET ASSETS)
      1,350   Providian Financial Corp.                                     $    71,955
      1,350   Schwab (Charles) Corp.                                             26,730
        400   Stilwell Financial, Inc.                                           11,788
                                                                            -----------
              TOTAL BANKING & FINANCIAL SERVICES                                110,473
                                                                            -----------
              BIOLOGICAL PRODUCTS (4.8%)
      1,000   Amgen, Inc.                                                        61,140*
                                                                            -----------
              COMPUTER SERVICES (13.7%)
      2,600   Cisco Systems, Inc.                                                44,148*
      2,500   Dell Computer Corp.                                                65,725*
      2,000   Network Appliance, Inc.                                            45,500*
        900   Yahoo!, Inc.                                                       18,162*
                                                                            -----------
              TOTAL COMPUTER SERVICES                                           173,535
                                                                            -----------
              COMPUTER SOFTWARE (13.0%)
        300   Lexmark International, Inc.                                        18,429*
      1,650   Microsoft Corp.                                                   111,787*
        500   Siebel Systems, Inc.                                               22,790*
      1,750   Vignette Corp.                                                     11,725*
                                                                            -----------
              TOTAL COMPUTER SOFTWARE                                           164,731
                                                                            -----------
              ELECTRONICS (17.8%)
        700   Applied Micro Circuits Corp.                                       18,214*
      1,700   Intel Corp.                                                        52,547
        950   JDS Uniphase Corp.                                                 20,311*
        650   Maxim Integrated Products, Inc.                                    33,215*
      1,500   Microchip Technology, Inc.                                         43,395*
        300   PMC-Sierra, Inc.                                                   12,495*
        500   Semtech Corp.                                                      14,385*
        650   XILINX, Inc.                                                       30,856*
                                                                            -----------
              TOTAL ELECTRONICS                                                 225,418
                                                                            -----------
              ENERGY & OIL SERVICES (3.9%)
        800   Enron Corp.                                                        50,176
                                                                            -----------
              FOODS, HOTELS & RESTAURANTS (4.2%)
      1,950   McDonald's Corp.                                                   53,625
                                                                            -----------
              HEALTHCARE (4.2%)
        700   Genentech, Inc.                                                    36,750*
        250   Human Genome Sciences, Inc.                                        16,058*
                                                                            -----------
              TOTAL HEALTHCARE                                                   52,808
                                                                            -----------
              INSURANCE (6.4%)
        700   Progressive Corp.                                                  81,760
                                                                            -----------
              MEDICAL SUPPLIES (6.7%)
        650   Abgenix, Inc.                                                      24,375*
      1,350   Medtronic, Inc.                                                    60,210
                                                                            -----------
              TOTAL MEDICAL SUPPLIES                                             84,585
                                                                            -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH INSIGHTS FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                                       VALUE
------------                                                                ------------
              PHARMACEUTICALS (3.8%)
        750   Alkermes, Inc.                                                $    22,980*
      1,150   Praecis Pharmaceuticals, Inc.                                      25,231*
                                                                            -----------
              TOTAL PHARMACEUTICALS                                              48,211
                                                                            -----------
              RETAIL (5.8%)
        750   Amazon.com, Inc.                                                   11,835*
      1,300   Home Depot, Inc.                                                   61,230
                                                                            -----------
              TOTAL RETAIL                                                       73,065
                                                                            -----------
              TELECOMMUNICATIONS (6.8%)
      1,400   Exodus Communications, Inc.                                        13,440*
        700   Juniper Networks, Inc.                                             41,321*
        550   Qualcomm, Inc.                                                     31,548*
                                                                            -----------
              TOTAL TELECOMMUNICATIONS                                           86,309
                                                                            -----------
              TOTAL COMMON STOCK (COST: $1,398,522) (99.8%)                   1,265,836
                                                                            -----------

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS (COST: $11,566) (0.9%)
------------  ---------------------------------------------
$    11,566   Investors Bank & Trust Depository Reserve, 3.25%, due
                05/01/01                                                         11,566
                                                                            -----------
              TOTAL INVESTMENTS (COST: $1,410,088) (100.7%)                   1,277,402
              LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                      (8,725)
                                                                            -----------
              NET ASSETS (100.0%)                                           $ 1,268,677
                                                                            ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

TCW GALILEO HEALTH SCIENCES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ---------

           BIOLOGICAL PRODUCTS (23.3% OF NET
             ASSETS)
    310    Amgen, Inc.                               $ 18,953*
    350    Biogen, Inc.                                22,631*
    415    Cell Therapeutics, Inc.                     10,354*
    435    Gilead Sciences, Inc.                       21,306*
    715    ImmunoGen, Inc.                             14,279*
                                                     --------
           TOTAL BIOLOGICAL PRODUCTS                   87,523
                                                     --------
           CHEMICALS (2.0%)
    145    Pharmacia Corp.                              7,578
                                                     --------
           COMMERCIAL SERVICES (9.9%)
    370    Celgene Corp.                                6,538*
    305    CV Therapeutics, Inc.                       14,430*
    700    Lexicon Genetics, Inc.                       6,300*
    190    Myriad Genetics, Inc.                       10,062*
                                                     --------
           TOTAL COMMERCIAL SERVICES                   37,330
                                                     --------
           HEALTHCARE (17.8%)
    435    Affymetrix, Inc.                            14,377*
  1,130    BriteSmile, Inc.                             8,452*
    365    Genentech, Inc.                             19,162*
    225    Human Genome Sciences, Inc.                 14,452*
    390    Sepracor, Inc.                              10,280*
                                                     --------
           TOTAL HEALTHCARE                            66,723
                                                     --------
           MEDICAL SUPPLIES (24.4%)
    700    Abgenix, Inc.                               26,250*
    345    Andrx Corp.                                 20,355*
    825    EPIX Medical, Inc.                           7,293*
    230    ImClone Systems, Inc.                        9,306*
    365    Inverness Medical Technology, Inc.          12,775*
    185    MiniMed, Inc.                                7,389*
    130    Protein Design Labs, Inc.                    8,352*
                                                     --------
           TOTAL MEDICAL SUPPLIES                      91,720
                                                     --------
           PHARMACEUTICALS (22.4%)
    370    Alkermes, Inc.                              11,337*
    310    Arena Pharmaceuticals, Inc.                  6,181*
    120    Lilly (Eli) & Co.                           10,200
    185    Pfizer, Inc.                                 8,010
    405    Praecis Pharmaceuticals, Inc.                8,886*
    375    Tanox, Inc.                                  9,488*
    530    Titan Pharmaceuticals, Inc.                 18,683*
    300    Vertex Pharmaceuticals, Inc.                11,568*
                                                     --------
           TOTAL PHARMACEUTICALS                       84,353
                                                     --------
           TOTAL COMMON STOCK (COST: $455,253)
             (99.8%)                                  375,227
                                                     --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
AMOUNT     SHORT-TERM INVESTMENTS (COST: $4,503) (1.2%)   VALUE
---------  --------------------------------------------  ---------
 $4,503    Investors Bank & Trust Depository Reserve,
             3.25%, due 05/01/01                         $  4,503
                                                         --------
           TOTAL INVESTMENTS (COST: $459,756) (101.0%)    379,730
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-1.0%)                                       (3,858)
                                                         --------
           NET ASSETS (100.0%)                           $375,872
                                                         ========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

TCW GALILEO LARGE CAP GROWTH FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------
           ADVERTISING (0.7% OF NET ASSETS)
   1,200   Omnicom Group, Inc.                       $   105,420
                                                     -----------
           BANKING & FINANCIAL SERVICES (2.6%)
   3,200   Providian Financial Corp.                     170,560+
  10,750   Schwab (Charles) Corp.                        212,850
                                                     -----------
           TOTAL BANKING & FINANCIAL SERVICES            383,410
                                                     -----------
           BEVERAGES, FOOD & TOBACCO (3.3%)
   7,900   Coca-Cola Co.                                 364,901
   1,800   Ralston Purina Co.                             54,702
   2,200   UST, Inc.                                      66,220
                                                     -----------
           TOTAL BEVERAGES, FOOD & TOBACCO               485,823
                                                     -----------
           BIOLOGICAL PRODUCTS (3.1%)
   7,500   Amgen, Inc.                                   458,550*
                                                     -----------
           COMMERCIAL SERVICES (0.2%)
   3,500   StorageNetworks, Inc.                          36,225*+
                                                     -----------
           COMPUTER SERVICES (14.9%)
  14,200   AOL Time Warner, Inc.                         717,100*
  26,900   Cisco Systems, Inc.                           456,762*
   4,900   Dell Computer Corp.                           128,821*
   9,000   EMC Corp. (Mass.)                             356,400*
   2,900   Network Appliance, Inc.                        65,976*
  15,600   Sun Microsystems, Inc.                        267,072*
   2,000   VeriSign, Inc.                                102,560*+
   5,900   Yahoo!, Inc.                                  119,062*
                                                     -----------
           TOTAL COMPUTER SERVICES                     2,213,753
                                                     -----------
           COMPUTER SOFTWARE (12.5%)
   3,100   Adobe Systems, Inc.                           139,252
  17,200   Microsoft Corp.                             1,165,300*
  23,900   Oracle Corp.                                  386,224*
   3,600   Siebel Systems, Inc.                          164,088*
                                                     -----------
           TOTAL COMPUTER SOFTWARE                     1,854,864
                                                     -----------
           COSMETICS & HOUSEHOLD PRODUCTS (0.9%)
   6,200   Corning, Inc.                                 136,214
                                                     -----------
           ELECTRIC UTILITIES (0.2%)
     800   Reliant Resources, Inc.                        24,000*
                                                     -----------
           ELECTRICAL EQUIPMENT (9.8%)
  30,150   General Electric Co.                        1,463,179
                                                     -----------
           ELECTRONICS (6.4%)
   2,400   Applied Materials, Inc.                       131,040*
  19,600   Intel Corp.                                   605,836
   6,100   JDS Uniphase Corp.                            130,418*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           ELECTRONICS (CONTINUED)
   1,200   Maxim Integrated Products, Inc.           $    61,320*
     600   XILINX, Inc.                                   28,482*
                                                     -----------
           TOTAL ELECTRONICS                             957,096
                                                     -----------
           ENERGY & OIL SERVICES (0.6%)
   2,925   Vodafone Group, PLC (ADR)                      88,569+
                                                     -----------
           FOODS, HOTELS & RESTAURANTS (1.0%)
   3,600   PepsiCo., Inc.                                157,716+
                                                     -----------
           HEALTHCARE (2.8%)
   1,200   Genentech, Inc.                                63,000*
   1,900   Human Genome Sciences, Inc.                   122,037*+
   2,400   Johnson & Johnson, Inc.                       231,552
                                                     -----------
           TOTAL HEALTHCARE                              416,589
                                                     -----------
           INSURANCE (3.1%)
   4,500   American International Group, Inc.            368,100
   1,000   Marsh & McLennan Companies, Inc.               96,440
                                                     -----------
           TOTAL INSURANCE                               464,540
                                                     -----------
           MEDIA--BROADCASTING & PUBLISHING (1.1%)
  10,600   AT&T Corp.--Liberty Media Group, Class A      169,600*
                                                     -----------
           MEDICAL SUPPLIES (5.6%)
   6,200   Abgenix, Inc.                                 232,500*
   2,900   Andrx Corp.                                   171,100*
   1,200   Applera Corp.--Applied Biosystems Group        38,472
   2,600   Guidant Corp.                                 106,600*
   6,300   Medtronic, Inc.                               280,980+
                                                     -----------
           TOTAL MEDICAL SUPPLIES                        829,652
                                                     -----------
           PHARMACEUTICALS (12.9%)
   6,400   Lilly (Eli) & Co.                             544,000
  21,575   Pfizer, Inc.                                  934,197
  11,450   Schering-Plough Corp.                         441,283
                                                     -----------
           TOTAL PHARMACEUTICALS                       1,919,480
                                                     -----------
           RETAIL (8.4%)
   1,800   eBay, Inc.                                     90,864*
   6,775   Home Depot, Inc.                              319,103
   1,200   Kohl's Corp.                                   73,272*
  14,900   Wal-Mart Stores, Inc.                         770,926
                                                     -----------
           TOTAL RETAIL                                1,254,165
                                                     -----------
           TELECOMMUNICATIONS (7.6%)
   4,500   Exodus Communications, Inc.                    43,200*+
   1,200   Juniper Networks, Inc.                         70,836*
   3,800   Qualcomm, Inc.                                217,968*
   3,900   Sonus Networks, Inc.                           99,294*+
   8,500   Sprint Corp. (PCS Group)                      217,855*+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

NUMBER OF
 SHARES                                                VALUE
---------                                            -----------
           TELECOMMUNICATIONS (CONTINUED)
   7,900   Viacom, Inc., Class B                     $   411,274*
   3,600   WorldCom, Inc.                                 65,700*
                                                     -----------
           TOTAL TELECOMMUNICATIONS                    1,126,127
                                                     -----------
           TOTAL COMMON STOCK (COST: $14,059,918)
             (97.7%)                                  14,544,972
                                                     -----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$134,730   American Express Co., 4.43%, due
             05/30/01                                    134,730**
 168,413   Bank of Nova Scotia, 5%, due 05/16/01         168,413**
 101,048   Den Danske, 4.563%, due 05/07/01              101,048**
 168,411   Dreyfus Money Market Fund, 4.752%, due
             05/01/01                                    168,411**
 139,166   Fleet National Bank, 4.768%, due
             10/31/01                                    139,166**
  67,365   General Motors Acceptance Corp., 4.76%,
             due 03/08/02                                 67,365**
  33,683   Harris Bank Trust, 4.5%, due 05/11/01          33,683**
 381,368   Investors Bank & Trust Depository
             Reserve, 3.25%, due 05/01/01                381,368
 195,359   Merrimac Money Market Fund, 4.794%, due
             05/01/01                                    195,359**
 202,095   Royal Bank of Scotland, 4.531%, due
             05/07/01                                    202,095**
 134,730   Royal Bank of Scotland, 5%, due 05/07/01      134,730**
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $1,726,368) (11.6%)                       1,726,368
                                                     -----------
           TOTAL INVESTMENTS (COST: $15,786,286)
             (109.3%)                                 16,271,340
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-9.3%)                                  (1,390,173)
                                                     -----------
           NET ASSETS (100.0%)                       $14,881,167
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              ------------

            AEROSPACE/DEFENSE (3.1% OF NET ASSETS)
    25,850  Boeing Co.                                $  1,597,530
    34,650  United Technologies Corp.                    2,705,472
                                                      ------------
            TOTAL AEROSPACE/DEFENSE                      4,303,002
                                                      ------------
            AUTOMOTIVE (0.2%)
     3,610  Ford Motor Co.                                 106,423
     3,639  General Motors Corp.                           199,454
                                                      ------------
            TOTAL AUTOMOTIVE                               305,877
                                                      ------------
            BANKING & FINANCIAL SERVICES (22.5%)
    12,650  American Express Co.                           536,866
    42,300  BankAmerica Corp.                            2,368,800
    30,500  Capital One Financial Corp.                  1,917,230
   168,324  Citigroup, Inc.                              8,273,125
    37,600  Federal Home Loan Mortgage Corp.             2,474,080
    39,800  Federal National Mortgage Association        3,194,348
    11,250  Fifth Third Bancorp                            604,800
     7,000  Goldman Sachs Group, Inc.                      637,700
    47,640  J.P. Morgan Chase & Co.                      2,285,767
    79,200  Morgan Stanley Dean Witter & Co.             4,972,968
    61,600  Stilwell Financial, Inc.                     1,815,352
    36,750  Wells Fargo & Co.                            1,726,147
                                                      ------------
            TOTAL BANKING & FINANCIAL SERVICES          30,807,183
                                                      ------------
            BEVERAGES, FOOD & TOBACCO (3.2%)
    87,300  Philip Morris Companies, Inc.                4,374,603
                                                      ------------
            BUILDING MATERIALS (1.3%)
    28,100  Lowe's Companies, Inc.                       1,770,300
                                                      ------------
            CHEMICALS (5.1%)
    36,200  Du Pont (E.I.) de Nemours & Co.              1,635,878
    39,697  Pharmacia Corp.                              2,074,565
    69,300  Praxair, Inc.                                3,279,969
                                                      ------------
            TOTAL CHEMICALS                              6,990,412
                                                      ------------
            COMPUTER SERVICES (3.7%)
   293,750  Compaq Computer Corp.                        5,140,625+
                                                      ------------
            CONGLOMERATES (2.0%)
    51,000  Tyco International, Ltd.                     2,721,870
                                                      ------------
            ELECTRIC UTILITIES (0.6%)
    26,600  Reliant Resources, Inc.                        798,000*
                                                      ------------
            ELECTRONICS (9.3%)
    32,800  Applied Materials, Inc.                      1,790,880*
    12,700  Emerson Electric Co.                           846,455
   117,300  Intel Corp.                                  3,625,743
    35,900  Novellus Systems, Inc.                       1,979,885*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            ELECTRONICS (CONTINUED)
    54,000  Teradyne, Inc.                            $  2,133,000*
    59,900  Texas Instruments, Inc.                      2,318,130
                                                      ------------
            TOTAL ELECTRONICS                           12,694,093
                                                      ------------
            ENERGY & OIL SERVICES (15.8%)
    16,600  Chevron Corp.                                1,602,896
    27,600  Enron Corp.                                  1,731,072
   120,523  Exxon Mobil Corp.                           10,678,338
    30,550  Royal Dutch Petroleum Co. (NY Shares)        1,818,641
    36,800  Santa Fe International Corp.                 1,398,400
    16,400  Schlumberger, Ltd.                           1,087,320
    14,700  Texaco, Inc.                                 1,062,516
    43,149  Transocean Sedco Forex, Inc.                 2,342,128+
                                                      ------------
            TOTAL ENERGY & OIL SERVICES                 21,721,311
                                                      ------------
            ENTERTAINMENT & LEISURE (0.3%)
    12,350  The Walt Disney Co.                            373,587
                                                      ------------
            FOODS, HOTELS & RESTAURANTS (2.3%)
   115,950  McDonald's Corp.                             3,188,625
                                                      ------------
            INSURANCE (4.6%)
     7,650  American International Group, Inc.             625,770
    21,700  Marsh & McLennan Companies, Inc.             2,092,748
    30,400  Progressive Corp.                            3,550,720
                                                      ------------
            TOTAL INSURANCE                              6,269,238
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING (0.8%)
    19,100  Clear Channel Communications, Inc.           1,065,780*
                                                      ------------
            MEDICAL SUPPLIES (1.9%)
    61,900  Guidant Corp.                                2,537,900*
                                                      ------------
            METALS (2.3%)
    76,800  Alcoa, Inc.                                  3,179,520
                                                      ------------
            PAPER & FOREST PRODUCTS (1.2%)
    28,100  Kimberly-Clark Corp.                         1,669,140
                                                      ------------
            RETAIL (3.7%)
    44,400  Best Buy Co., Inc.                           2,444,220*
    56,150  Costco Wholesale Corp.                       1,961,319*
    19,100  Target Corp.                                   734,395
                                                      ------------
            TOTAL RETAIL                                 5,139,934
                                                      ------------
            TELECOMMUNICATIONS (12.3%)
    88,400  AT&T Corp.                                   1,969,552
    30,550  BellSouth Corp.                              1,281,878+
    36,700  Qwest Communications International, Inc.     1,501,030*
   121,600  SBC Communications, Inc.                     5,016,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
23

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            ------------
            TELECOMMUNICATIONS (CONTINUED)
   102,950  Verizon Communications, Inc.              $  5,669,457
    27,700  Viacom, Inc., Class B                        1,442,062*
                                                      ------------
            TOTAL TELECOMMUNICATIONS                    16,879,979
                                                      ------------
            TRANSPORTATION (3.4%)
    61,650  Southwest Airlines, Inc.                     1,122,647
    61,200  Union Pacific Corp.                          3,481,668
                                                      ------------
            TOTAL TRANSPORTATION                         4,604,315
                                                      ------------
            TOTAL COMMON STOCK (COST: $125,650,367)
              (99.6%)                                  136,535,294
                                                      ------------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$  749,349  American Express Co., 4.43%, due
              05/30/01                                     749,349**
   936,687  Bank of Nova Scotia, 5%, due 05/16/01          936,687**
   562,012  Den Danske, 4.563%, due 05/07/01               562,012**
   936,687  Dreyfus Money Market Fund, 4.752%, due
              05/01/01                                     936,687**
   148,678  Fleet National Bank, 4.768%, due
              10/31/01                                     148,678**
   187,337  Harris Bank Trust, 4.5%, due 05/11/01          187,337**
 2,182,008  Investors Bank & Trust Depository
              Reserve, 3.25%, due 05/01/01               2,182,008
 2,086,557  Merrimac Money Market Fund, 4.794%, due
              05/01/01                                   2,086,557**
 1,124,024  Royal Bank of Scotland, 4.531%, due
              05/07/01                                   1,124,024**
   749,349  Royal Bank of Scotland, 5%, due 05/07/01       749,349**
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $9,662,688) (7.1%)                         9,662,688
                                                      ------------
            TOTAL INVESTMENTS (COST: $135,313,055)
              (106.7%)                                 146,197,982
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-6.7%)                                   (9,146,251)
                                                      ------------
            NET ASSETS (100.0%)                       $137,051,731
                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

TCW GALILEO SELECT EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 NUMBER OF
  SHARES     COMMON STOCK                                  VALUE
-----------  ------------                              --------------
             BANKING & FINANCIAL SERVICES (11.9% OF
               NET ASSETS)
    747,556  Providian Financial Corp.                 $   39,844,735+
  1,563,369  Schwab (Charles) Corp.                        30,954,706
  1,374,138  Stilwell Financial, Inc.                      40,495,847
                                                       --------------
             TOTAL BANKING & FINANCIAL SERVICES           111,295,288
                                                       --------------
             BIOLOGICAL PRODUCTS (6.9%)
    611,772  Amgen, Inc.                                   37,403,740*
    423,021  Biogen, Inc.                                  27,352,538*
                                                       --------------
             TOTAL BIOLOGICAL PRODUCTS                     64,756,278
                                                       --------------
             COMMERCIAL SERVICES (3.0%)
    817,755  Paychex, Inc.                                 28,261,613
                                                       --------------
             COMPUTER SERVICES (10.3%)
    853,376  Cisco Systems, Inc.                           14,490,324*
  1,516,311  Dell Computer Corp.                           39,863,816*+
  1,406,150  Network Appliance, Inc.                       31,990,194*
    518,350  Yahoo!, Inc.                                  10,460,303*
                                                       --------------
             TOTAL COMPUTER SERVICES                       96,804,637
                                                       --------------
             COMPUTER SOFTWARE (9.8%)
    653,601  Microsoft Corp.                               44,281,468*
  1,045,212  Siebel Systems, Inc.                          47,640,763*
                                                       --------------
             TOTAL COMPUTER SOFTWARE                       91,922,231
                                                       --------------
             ELECTRICAL EQUIPMENT (2.3%)
    443,800  General Electric Co.                          21,537,614
                                                       --------------
             ELECTRONICS (17.5%)
    601,100  Applied Materials, Inc.                       32,820,060*
    825,840  Intel Corp.                                   25,526,714
  1,065,400  JDS Uniphase Corp.                            22,778,252*
    939,066  Maxim Integrated Products, Inc.               47,986,273*
    730,400  XILINX, Inc.                                  34,672,088*
                                                       --------------
             TOTAL ELECTRONICS                            163,783,387
                                                       --------------
             ENERGY & OIL SERVICES (1.3%)
    197,550  Enron Corp.                                   12,390,336
                                                       --------------
             HEALTHCARE (4.1%)
    729,250  Genentech, Inc.                               38,285,625+
                                                       --------------
             INSURANCE (12.6%)
    274,009  American International Group, Inc.            22,413,936
    817,198  Progressive Corp.                             95,448,726+
                                                       --------------
             TOTAL INSURANCE                              117,862,662
                                                       --------------
             MEDIA--BROADCASTING & PUBLISHING (1.4%)
    395,536  Pixar, Inc.                                   12,914,250+
                                                       --------------
             PHARMACEUTICALS (2.6%)
    573,959  Pfizer, Inc.                                  24,852,425
                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                   VALUE
-----------                                            --------------
             RETAIL (6.8%)
    690,996  Home Depot, Inc.                          $   32,545,912
    599,900  Wal-Mart Stores, Inc.                         31,038,826
                                                       --------------
             TOTAL RETAIL                                  63,584,738
                                                       --------------
             TELECOMMUNICATIONS (6.2%)
    355,900  Juniper Networks, Inc.                        21,008,777+
    642,500  Qualcomm, Inc.                                36,853,800*
                                                       --------------
             TOTAL TELECOMMUNICATIONS                      57,862,577
                                                       --------------
             TRANSPORTATION (1.6%)
    816,300  Southwest Airlines, Inc.                      14,864,823
                                                       --------------
             TOTAL COMMON STOCK (COST:
               $1,006,255,194) (98.3%)                    920,978,484
                                                       --------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 3,085,053  American Express Co., 4.43%, due
               05/30/01                                     3,085,053**
  3,856,317  Bank of Nova Scotia, 5%, due 05/16/01          3,856,317**
  2,313,790  Den Danske, 4.563%, due 05/07/01               2,313,790**
  3,856,317  Dreyfus Money Market Fund, 4.752%, due
               05/01/01                                     3,856,317**
    388,215  Fleet National Bank, 4.768%, due
               10/31/01                                       388,215**
  1,863,703  General Motors Acceptance Corp., 4.76%,
               due 03/08/02                                 1,863,703**
    771,263  Harris Bank Trust, 4.5%, due 05/11/01            771,263**
 87,357,519  Investors Bank & Trust Depository
               Reserve, 3.25%, due 05/01/01                87,357,519
  6,450,490  Merrimac Money Market Fund, 4.794%, due
               05/01/01                                     6,450,490**
  5,127,579  Royal Bank of Scotland, 4.531%, due
               05/07/01                                     5,127,579**
  3,085,053  Royal Bank of Scotland, 5%, due 05/07/01       3,085,053**
                                                       --------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $118,155,299) (12.6%)                      118,155,299
                                                       --------------
             TOTAL INVESTMENTS (COST: $1,124,410,493)
               (110.9%)                                 1,039,133,783
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-10.9%)                                  (102,230,136)
                                                       --------------
             NET ASSETS (100.0%)                       $  936,903,647
                                                       ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

TCW GALILEO SMALL CAP GROWTH FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 NUMBER OF
  SHARES     COMMON STOCK                                 VALUE
-----------  ------------                              ------------
             ADVERTISING (0.9% OF NET ASSETS)
    198,100  Ventiv Health, Inc.                       $  2,652,559*
                                                       ------------
             BEVERAGES, FOOD & TOBACCO (0.9%)
     67,200  Fleming Companies, Inc.                      1,982,400+
     93,300  Peet's Coffee & Tea, Inc.                      905,010*
                                                       ------------
             TOTAL BEVERAGES, FOOD & TOBACCO              2,887,410
                                                       ------------
             BIOLOGICAL PRODUCTS (0.3%)
     41,200  Cell Therapeutics, Inc.                      1,027,940*+
                                                       ------------
             COMMERCIAL SERVICES (7.6%)
     49,500  Celgene Corp.                                  874,665*
    254,600  Corporate Executive Board Co.                8,462,904*
     27,400  CV Therapeutics, Inc.                        1,296,294*+
      5,600  DiamondCluster International, Inc.             103,880*+
    136,500  GoTo.com, Inc.                               2,429,700*+
    220,900  HNC Software, Inc.                           6,015,107*
    287,900  HotJobs.com, Ltd.                            1,445,258*
    100,900  Lexicon Genetics, Inc.                         908,100*
     19,900  Myriad Genetics, Inc.                        1,053,904*
    138,800  Support.com, Inc.                              596,840*+
                                                       ------------
             TOTAL COMMERCIAL SERVICES                   23,186,652
                                                       ------------
             COMPUTER SERVICES (5.8%)
     47,300  Agile Software Corp.                           902,011*
     38,700  Digex, Inc.                                    482,976*
    135,500  eLoyalty Corp.                                 428,180*
     78,400  Mercury Interactive Corp.                    5,186,160*
     20,500  Predictive Systems, Inc.                        46,330*
    178,700  Proxicom, Inc.                               1,007,868*
    226,200  Read-Rite Corp.                              1,253,148*
    129,300  Sapient Corp.                                1,739,085*
     84,800  VeriSign, Inc.                               4,348,544*+
    194,700  WebEx Communications, Inc.                   2,328,612*+
                                                       ------------
             TOTAL COMPUTER SERVICES                     17,722,914
                                                       ------------
             COMPUTER SOFTWARE (20.3%)
    121,100  DigitalThink, Inc.                           1,037,827*+
    215,700  Docent, Inc.                                 1,110,855*
     90,300  E.piphany, Inc.                                819,924*+
    163,900  Extensity, Inc.                              1,303,005*
    178,000  Informatica Corp.                            4,494,500*
    330,300  Interwoven, Inc.                             4,835,592*
     91,700  Manugistics Group, Inc.                      3,110,464*
    197,700  Peregrine Systems, Inc.                      5,096,706*+
    186,800  Quest Software, Inc.                         6,870,504*+
    396,987  Retek, Inc.                                 11,468,955*+
    133,300  SeeBeyond Technology Corp.                   1,979,505*
    258,700  Selectica, Inc.                              1,014,104*+
    262,400  Siebel Systems, Inc.                        11,960,192*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             COMPUTER SOFTWARE (CONTINUED)
    116,600  SmartForce PLC (ADR)                      $  4,196,434*+
    128,900  TIBCO Software, Inc.                         1,469,460*
     38,644  webMethods, Inc.                               902,337*+
                                                       ------------
             TOTAL COMPUTER SOFTWARE                     61,670,364
                                                       ------------
             ELECTRIC UTILITIES (1.7%)
    113,600  Varian Semiconductor Equipment
               Associates, Inc.                           5,174,480*
                                                       ------------
             ELECTRICAL EQUIPMENT (2.4%)
    146,500  Active Power, Inc.                           3,274,275*+
    134,600  Capstone Turbine Corp.                       3,943,780*+
                                                       ------------
             TOTAL ELECTRICAL EQUIPMENT                   7,218,055
                                                       ------------
             ELECTRONICS (11.0%)
     55,300  Cymer, Inc.                                  1,816,605*
     41,000  Elantec Semiconductor, Inc.                  1,362,020*
    127,900  Exar Corp.                                   3,721,890*
    149,600  Maxim Integrated Products, Inc.              7,644,560*
    206,800  Micrel, Inc.                                 7,022,928*
    259,200  Semtech Corp.                                7,457,184*+
    115,600  Silicon Image, Inc.                            491,300*
     94,300  Transmeta Corp.                              1,644,592*+
     90,300  TranSwitch Corp.                             1,566,705*
     52,100  Virata Corp.                                   708,560*
                                                       ------------
             TOTAL ELECTRONICS                           33,436,344
                                                       ------------
             ENTERTAINMENT & LEISURE (4.9%)
    174,000  Macrovision Corp.                            9,949,320*
     41,900  Oakley, Inc.                                   995,125*
    147,000  Westwood One, Inc.                           3,858,750*
                                                       ------------
             TOTAL ENTERTAINMENT & LEISURE               14,803,195
                                                       ------------
             HEALTHCARE (1.6%)
     64,650  Accredo Health, Inc.                         2,201,980*
     79,300  Affymetrix, Inc.                             2,620,865*+
                                                       ------------
             TOTAL HEALTHCARE                             4,822,845
                                                       ------------
             INSURANCE (2.5%)
    405,500  Conseco, Inc.                                7,716,665*+
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (9.5%)
    122,400  Cox Radio, Inc.                              3,157,920*
     28,000  Entercom Communications Corp.                1,277,360*
    283,800  Gemstar TV Guide International, Inc.        11,783,376*
    160,900  Mediacom Communications Corp.                3,258,225*
     52,700  Pegasus Communications Corp.                 1,254,787*+
    123,700  Radio One, Inc.                              2,324,323*+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             MEDIA--BROADCASTING & PUBLISHING
             (CONTINUED)
    248,700  Radio One, Inc., Class D                  $  4,302,510*
    245,700  Spanish Broadcasting System, Inc.            1,503,684*
                                                       ------------
             TOTAL MEDIA--BROADCASTING & PUBLISHING      28,862,185
                                                       ------------
             MEDICAL SUPPLIES (6.0%)
     96,400  Abgenix, Inc.                                3,615,000*
    100,500  Andrx Corp.                                  5,929,500*
    144,200  ImClone Systems, Inc.                        5,834,332*+
     48,600  Inverness Medical Technology, Inc.           1,701,000*
     17,300  Protein Design Labs, Inc.                    1,111,525*+
                                                       ------------
             TOTAL MEDICAL SUPPLIES                      18,191,357
                                                       ------------
             PHARMACEUTICALS (3.8%)
     97,700  Alkermes, Inc.                               2,993,528*+
     88,800  Arena Pharmaceuticals, Inc.                  1,770,672*+
     66,800  Praecis Pharmaceuticals, Inc.                1,465,592*
     53,400  Priority Healthcare Corp., Class B           1,857,252*
     77,100  Titan Pharmaceuticals, Inc.                  2,717,775*
     20,600  Vertex Pharmaceuticals, Inc.                   794,336*
                                                       ------------
             TOTAL PHARMACEUTICALS                       11,599,155
                                                       ------------
             RESTAURANTS (0.6%)
     61,200  California Pizza Kitchen, Inc.               1,315,800*+
     13,600  Krispy Kreme Doughnuts, Inc.                   552,704*+
                                                       ------------
             TOTAL RESTAURANTS                            1,868,504
                                                       ------------
             RETAIL (3.6%)
    151,650  Cost Plus, Inc.                              3,609,270*
     56,887  Dollar Tree Stores, Inc.                     1,190,076*
    232,300  Linens 'N Things, Inc.                       6,274,423*
                                                       ------------
             TOTAL RETAIL                                11,073,769
                                                       ------------
             TELECOMMUNICATIONS (11.4%)
     82,100  Advanced Fibre Communications, Inc.          1,288,149*
    306,084  CSG Systems International, Inc.             17,817,150*
    422,200  Exodus Communications, Inc.                  4,053,120*+
     40,700  McData Corp., Class B                        1,135,937*+
    100,000  Natural Microsystems Corp.                     765,000*+
    129,000  Netro Corp.                                    592,110*
     67,963  Openwave Systems, Inc.                       2,352,199*
    133,400  Polycom, Inc.                                3,098,882*
     96,900  Sonus Networks, Inc.                         2,467,074*
    110,100  Spectrasite Holdings, Inc.                   1,103,205*
                                                       ------------
             TOTAL TELECOMMUNICATIONS                    34,672,826
                                                       ------------
             TOTAL COMMON STOCK (COST: $281,821,472)
               (94.8%)                                  288,587,219
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS                       VALUE
-----------  ----------------------                    ------------
$ 6,253,518  American Express Co., 4.43%, due
               05/30/01                                $  6,253,518**
  7,816,897  Bank of Nova Scotia, 5%, due 05/16/01        7,816,897**
  4,690,134  Den Danske, 4.563%, due 05/07/01             4,690,134**
  8,216,899  Dreyfus Money Market Fund, 4.752%, due
               05/01/01                                   8,216,899**
  9,999,530  Fleet National Bank, 4.768%, due
               10/31/01                                   9,999,530**
  3,407,556  General Motors Acceptance Corp., 4.76%,
               due 03/08/02                               3,407,556**
  1,563,379  Harris Bank Trust, 4.5%, due 05/11/01        1,563,379**
 14,840,945  Investors Bank & Trust Depository
               Reserve, 3.25%, due 05/01/01              14,840,945
  4,846,538  Merrimac Money Market Fund, 4.794%, due
               05/01/01                                   4,846,538**
  9,380,277  Royal Bank of Scotland, 4.531%, due
               05/07/01                                   9,380,277**
  6,253,518  Royal Bank of Scotland, 5%, due 05/07/01     6,253,518**
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $77,269,191) (25.4%)                      77,269,191
                                                       ------------
             TOTAL INVESTMENTS (COST: $359,090,663)
               (120.2%)                                 365,856,410
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-20.2%)                                 (61,517,761)
                                                       ------------
             NET ASSETS (100.0%)                       $304,338,649
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

TCW GALILEO SMALL CAP VALUE FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 NUMBER OF
   SHARES     COMMON STOCK                                                     VALUE
------------  ------------                                                  ------------

              AEROSPACE/DEFENSE (1.3% OF NET ASSETS)
      1,500   AAR Corp.                                                     $    16,845
                                                                            -----------
              AIRLINES (0.1%)
        200   Airborne, Inc.                                                      1,832
                                                                            -----------
              AUTOMOTIVE (1.4%)
        400   Federal Signal Corp.                                                9,148
        700   JLG Industries, Inc.                                                8,610
                                                                            -----------
              TOTAL AUTOMOTIVE                                                   17,758
                                                                            -----------
              BANKING & FINANCIAL SERVICES (11.1%)
      1,000   Banknorth Group, Inc.                                              19,790
        600   Flushing Financial Corp.                                           12,300
        400   North Fork Bancorporation, Inc.                                    10,620
      1,500   Profit Recovery Group International, Inc.                           9,600*
        400   Silicon Valley Bancshares                                          10,024*
      1,100   Sterling Bancorp                                                   25,630
        900   Valley National Bancorp                                            25,920
        200   Washington Trust Bancorp, Inc.                                      3,600
        700   Webster Financial Corp.                                            22,302
                                                                            -----------
              TOTAL BANKING & FINANCIAL SERVICES                                139,786
                                                                            -----------
              BUILDING MATERIALS (0.8%)
        600   Elcor Corp.                                                         9,450
                                                                            -----------
              CHEMICALS (5.9%)
      1,000   Crompton Corp.                                                     10,130
      1,700   MacDermid, Inc.                                                    29,376
      2,200   PolyOne Corp.                                                      18,590
      1,300   Solutia, Inc.                                                      16,510
                                                                            -----------
              TOTAL CHEMICALS                                                    74,606
                                                                            -----------
              COMMERCIAL SERVICES (2.2%)
      1,300   Bowne & Co., Inc.                                                  13,000
        200   NCO Group, Inc.                                                     5,400*
        500   Sotheby's Holdings, Inc.                                            9,050*
                                                                            -----------
              TOTAL COMMERCIAL SERVICES                                          27,450
                                                                            -----------
              COMPUTER SERVICES (11.9%)
        700   Cirrus Logic, Inc.                                                 11,382*
        700   Complete Business Solutions, Inc.                                   7,469*
      3,100   Computer Horizons Corp.                                             9,858*
      1,000   Electro Rent Corp.                                                 15,250*
        600   Hyperion Solutions Corp.                                           10,086*
        800   Intergraph Corp.                                                   10,512*
      7,000   Komag, Inc.                                                         6,230*
      4,000   Maxtor Corp.                                                       31,920*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
31

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                                       VALUE
------------                                                                ------------
              COMPUTER SERVICES (CONTINUED)
      2,700   Read-Rite Corp.                                               $    14,958*
      3,600   Systems & Computer Technology Corp.                                31,572*
                                                                            -----------
              TOTAL COMPUTER SERVICES                                           149,237
                                                                            -----------
              COMPUTER SOFTWARE (5.3%)
      1,000   Computer Task Group, Inc.                                           5,050
        600   Gartner, Inc.                                                       4,800*
      1,000   Gerber Scientific, Inc.                                             6,950
      1,000   Midway Games, Inc.                                                  9,900*
        800   Networks Associates, Inc.                                           8,824*
        400   Phoenix Technologies, Ltd.                                          4,340*
        400   Quantum Corp.--DLT & Storage Systems Group                          4,560*
      7,800   Technology Solutions Co.                                           21,840*
                                                                            -----------
              TOTAL COMPUTER SOFTWARE                                            66,264
                                                                            -----------
              COSMETICS & HOUSEHOLD PRODUCTS (1.6%)
        800   Dial Corp.                                                         10,440
        500   Oneida, Ltd.                                                        8,120
        100   Quaker Chemical Corp.                                               1,775
                                                                            -----------
              TOTAL COSMETICS & HOUSEHOLD PRODUCTS                               20,335
                                                                            -----------
              ELECTRIC UTILITIES (2.0%)
        550   Varian Semiconductor Equipment Associates, Inc.                    25,053*
                                                                            -----------
              ELECTRICAL EQUIPMENT (0.6%)
      1,000   Evans & Sutherland Computer Corp.                                   7,500*
                                                                            -----------
              ELECTRONICS (23.0%)
      1,500   American Power Conversion Corp.                                    21,225*
        500   Barnes Group, Inc.                                                 10,000
      2,000   CommScope, Inc.                                                    37,760*
        500   CTS Corp.                                                          12,000
      1,200   FSI International, Inc.                                            12,000*
        900   General Semiconductor, Inc.                                        10,386*
        800   Hutchinson Technology, Inc.                                        12,392*
      1,500   KEMET Corp.                                                        30,780*
        700   Maxwell Technologies, Inc.                                         10,990*
        150   Methode Electronics, Inc.                                             858
      1,400   MKS Instruments, Inc.                                              35,294*
        800   Photon Dynamics, Inc.                                              24,800*
        600   Pioneer Standard Electronics, Inc.                                  7,200
        227   Stratos Lightwave, Inc.                                             1,811*
        600   Teledyne Technologies, Inc.                                         7,890*
      1,800   Vishay Intertechnology, Inc.                                       44,910*
      1,600   Xicor, Inc.                                                         7,984*
                                                                            -----------
              TOTAL ELECTRONICS                                                 288,280
                                                                            -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

 NUMBER OF
  SHARES                                                                       VALUE
------------                                                                ------------
              ENERGY & OIL SERVICES (1.8%)
        600   Oceaneering International, Inc.                               $    14,280*
        300   Pride International, Inc.                                           7,989*
                                                                            -----------
              TOTAL ENERGY & OIL SERVICES                                        22,269
                                                                            -----------
              ENTERTAINMENT & LEISURE (0.6%)
        900   K2, Inc.                                                            7,335*
                                                                            -----------
              FOODS, HOTELS & RESTAURANTS (0.1%)
        400   Chart House Enterprises, Inc.                                       1,000*
                                                                            -----------
              HEALTHCARE (0.5%)
        500   Dendrite International, Inc.                                        6,015*
                                                                            -----------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (1.7%)
        200   Bush Industries, Inc.                                               2,878
        100   CoorsTek, Inc.                                                      3,677*
        400   Ethan Allen Interiors, Inc.                                        14,200
                                                                            -----------
              TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                  20,755
                                                                            -----------
              MACHINERY (7.1%)
        400   Albany International Corp.                                          7,928*
        500   Crane Co.                                                          14,070
      1,000   Kaman Corp.                                                        16,650
      1,000   Lam Research Corp.                                                 29,600*
        400   Pentair, Inc.                                                      12,308
        300   York International Corp.                                            9,063
                                                                            -----------
              TOTAL MACHINERY                                                    89,619
                                                                            -----------
              MEDIA--BROADCASTING & PUBLISHING (5.0%)
      1,300   Belo (A.H.) Corp.                                                  22,932
        200   Houghton Mifflin Co.                                                9,102
        400   Meredith Corp.                                                     15,096
      1,000   Thomas Nelson, Inc.                                                 6,900
        500   Wiley (John) & Sons, Inc.                                           9,325
                                                                            -----------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                             63,355
                                                                            -----------
              MEDICAL SUPPLIES (6.4%)
        500   Credence Systems Corp.                                             11,875*
        400   Excel Technology, Inc.                                              8,576*
      2,900   GenRad, Inc.                                                       21,170*
        800   LeCroy Corp.                                                       15,360*
      3,000   PSS World Medical, Inc.                                            13,650*
      1,000   Spacelabs Medical, Inc.                                             9,900*
                                                                            -----------
              TOTAL MEDICAL SUPPLIES                                             80,531
                                                                            -----------
              METALS (2.1%)
        200   AK Steel Holding Corp.                                              2,594
        200   Fansteel, Inc.                                                        890*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
33

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                                       VALUE
------------                                                                ------------
              METALS (CONTINUED)
      1,000   Griffon Corp.                                                 $     9,300*
        500   Hubbell, Inc., Class B                                             13,810
                                                                            -----------
              TOTAL METALS                                                       26,594
                                                                            -----------
              RETAIL (2.4%)
        400   Ann Taylor Stores, Inc.                                            10,900*
        600   Bell Microproducts, Inc.                                            5,400*
        300   Polo Ralph Lauren Corp.                                             7,800*
        200   Williams-Sonoma, Inc.                                               6,014*
                                                                            -----------
              TOTAL RETAIL                                                       30,114
                                                                            -----------
              RETAILERS (0.5%)
        200   Lands' End, Inc.                                                    5,920*
                                                                            -----------
              TELECOMMUNICATIONS (3.6%)
        300   Allen Telecom, Inc.                                                 3,939*
      2,100   Anadigics, Inc.                                                    37,275*
      2,800   P-Com, Inc.                                                         2,996*
        100   Standard Microsystems Corp.                                         1,400*
                                                                            -----------
              TOTAL TELECOMMUNICATIONS                                           45,610
                                                                            -----------
              TRANSPORTATION (0.9%)
        900   Fleetwood Enterprises, Inc.                                        11,646
                                                                            -----------
              TOTAL COMMON STOCK (COST: $1,161,109) (99.9%)                   1,255,159
                                                                            -----------

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS (COST: $17,247) (1.4%)
------------  ---------------------------------------------
$    17,247   Investors Bank & Trust Depository Reserve, 3.25%,
                due 05/01/01                                                     17,247
                                                                            -----------
              TOTAL INVESTMENTS (COST: $1,178,356) (101.3%)                   1,272,406
              LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                     (16,404)
                                                                            -----------
              NET ASSETS (100.0%)                                           $ 1,256,002
                                                                            ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

TCW GALILEO TECHNOLOGY FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 NUMBER OF
   SHARES     COMMON STOCK                                                     VALUE
------------  ------------                                                  ------------
              COMMERCIAL SERVICES (3.7% OF NET ASSETS)
        285   DiamondCluster International, Inc.                            $     5,287*
        315   GoTo.com, Inc.                                                      5,533*
        320   HNC Software, Inc.                                                  8,714*
        980   StorageNetworks, Inc.                                              10,143*
                                                                            -----------
              TOTAL COMMERCIAL SERVICES                                          29,677
                                                                            -----------
              COMPUTER SERVICES (18.0%)
      1,065   Cisco Systems, Inc.                                                18,084*
      1,150   eLoyalty Corp.                                                      3,634*
        680   EMC Corp. (Mass.)                                                  26,928*
        320   InfoSpace.com, Inc.                                                 1,408*
        190   Mercury Interactive Corp.                                          12,568*
        810   Network Appliance, Inc.                                            18,428*
      1,125   Read-Rite Corp.                                                     6,232*
        710   Sapient Corp.                                                       9,549*
        515   VeriSign, Inc.                                                     26,409*
        645   WebEx Communications, Inc.                                          7,714*
        645   Yahoo!, Inc.                                                       13,090*
                                                                            -----------
              TOTAL COMPUTER SERVICES                                           144,044
                                                                            -----------
              COMPUTER SOFTWARE (18.4%)
        150   Docent, Inc.                                                          772*
        475   Extensity, Inc.                                                     3,776*
        840   Informatica Corp.                                                  21,210*
        320   Interwoven, Inc.                                                    4,685*
      1,450   Liberate Technologies, Inc.                                        14,195*
      1,160   Oracle Corp.                                                       18,746*
        610   Peregrine Systems, Inc.                                            15,726*
        195   Quest Software, Inc.                                                7,172*
        885   Retek, Inc.                                                        25,568*
         55   Selectica, Inc.                                                       216*
        675   Siebel Systems, Inc.                                               30,766*
        120   TIBCO Software, Inc.                                                1,368*
        135   webMethods, Inc.                                                    3,152*
                                                                            -----------
              TOTAL COMPUTER SOFTWARE                                           147,352
                                                                            -----------
              ELECTRIC UTILITIES (2.0%)
        355   Varian Semiconductor Equipment Associates, Inc.                    16,170*
                                                                            -----------
              ELECTRONICS (20.6%)
        840   Altera Corp.                                                       21,244*
        225   Broadcom Corp.                                                      9,351*
        515   Elantec Semiconductor, Inc.                                        17,108*
        190   Exar Corp.                                                          5,529*
        810   JDS Uniphase Corp.                                                 17,318*
        645   Maxim Integrated Products, Inc.                                    32,959*
        450   Micrel, Inc.                                                       15,282*
        515   Semtech Corp.                                                      14,817*
        625   Silicon Image, Inc.                                                 2,656*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
35

TCW GALILEO TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                                       VALUE
------------                                                                ------------
              ELECTRONICS (CONTINUED)
        430   Transmeta Corp.                                               $     7,499*
        450   XILINX, Inc.                                                       21,361*
                                                                            -----------
              TOTAL ELECTRONICS                                                 165,124
                                                                            -----------
              ENTERTAINMENT & LEISURE (1.2%)
        160   Macrovision Corp.                                                   9,149*
                                                                            -----------
              MEDIA--BROADCASTING & PUBLISHING (7.1%)
        450   Gemstar-TV Guide International, Inc.                               18,684*
        415   Hispanic Broadcasting Corp.                                         9,948*
        645   Univision Communications, Inc.                                     28,193*
                                                                            -----------
              TOTAL MEDIA--BROADCASTING & PUBLISHING                             56,825
                                                                            -----------
              RETAIL (3.3%)
        515   eBay, Inc.                                                         25,997*
                                                                            -----------
              TELECOMMUNICATIONS (21.0%)
      1,065   EchoStar Communications Corp.                                      31,907*
        835   Exodus Communications, Inc.                                         8,016*
        485   Juniper Networks, Inc.                                             28,630*
        995   Metromedia Fiber Network, Inc.                                      5,065*
        410   Netro Corp.                                                         1,882*
        320   ONI Systems Corp.                                                  11,498*
        155   Openwave Systems, Inc.                                              5,365*
        415   Polycom, Inc.                                                       9,640*
        810   Qualcomm, Inc.                                                     46,462*
        775   Sonus Networks, Inc.                                               19,732*
                                                                            -----------
              TOTAL TELECOMMUNICATIONS                                          168,197
                                                                            -----------
              TOTAL COMMON STOCK (COST: $1,096,638) (95.3%)                     762,535
                                                                            -----------

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS (COST: $43,827) (5.5%)
------------  ---------------------------------------------
$    43,827   Investors Bank & Trust Depository Reserve, 3.25%,
                due 05/01/01                                                     43,827
                                                                            -----------
              TOTAL INVESTMENTS (COST: $1,140,465) (100.8%)                     806,362
              LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)                      (6,298)
                                                                            -----------
              NET ASSETS (100.0%)                                           $   800,064
                                                                            ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

TCW GALILEO VALUE OPPORTUNITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 NUMBER OF
  SHARES     COMMON STOCK                                 VALUE
-----------  ------------                              ------------

             ADVERTISING (2.5% OF NET ASSETS)
     97,650  True North Communications, Inc.           $  3,730,230
                                                       ------------
             AUTOMOTIVE (2.4%)
     44,800  ITT Industries, Inc.                         1,974,336
     61,400  Navistar International Corp.                 1,584,734*
                                                       ------------
             TOTAL AUTOMOTIVE                             3,559,070
                                                       ------------
             BANKING & FINANCIAL SERVICES (4.4%)
     74,600  Banknorth Group, Inc.                        1,476,334
    144,700  Silicon Valley Bancshares                    3,626,182*
     50,600  Valley National Bancorp                      1,457,280
                                                       ------------
             TOTAL BANKING & FINANCIAL SERVICES           6,559,796
                                                       ------------
             BUILDING MATERIALS (1.8%)
     55,200  Apogent Technologies, Inc.                   1,269,600*
     32,900  Martin Marietta Materials, Inc.              1,512,413
                                                       ------------
             TOTAL BUILDING MATERIALS                     2,782,013
                                                       ------------
             CHEMICALS (5.1%)
     78,600  Cytec Industries, Inc.                       2,571,006*
     52,700  Minerals Technologies, Inc.                  2,021,045
    248,900  Solutia, Inc.                                3,161,030
                                                       ------------
             TOTAL CHEMICALS                              7,753,081
                                                       ------------
             COMMERCIAL SERVICES (6.3%)
    124,840  Arbitron Inc.                                2,606,659*
     36,000  Block (H&R), Inc.                            1,980,000
     44,200  Jacobs Engineering Group, Inc.               2,913,664*
     57,700  Valassis Communications, Inc.                2,039,695*
                                                       ------------
             TOTAL COMMERCIAL SERVICES                    9,540,018
                                                       ------------
             COMPUTER SERVICES (6.7%)
    119,700  Ceridian Corp.                               2,154,600*
    431,200  Maxtor Corp.                                 3,440,976*
    413,800  Read-Rite Corp.                              2,292,452*
    179,400  Unisys Corp.                                 2,159,976*
                                                       ------------
             TOTAL COMPUTER SERVICES                     10,048,004
                                                       ------------
             COMPUTER SOFTWARE (5.5%)
    527,700  Networks Associates, Inc.                    5,820,531*
     37,650  Symantec Corp.                               2,440,096*
                                                       ------------
             TOTAL COMPUTER SOFTWARE                      8,260,627
                                                       ------------
             COSMETICS & HOUSEHOLD PRODUCTS (3.0%)
     64,900  Clorox Co.                                   2,065,767
     71,900  Rohm and Haas Co.                            2,471,203
                                                       ------------
             TOTAL COSMETICS & HOUSEHOLD PRODUCTS         4,536,970
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             ELECTRONICS (17.6%)
    185,800  American Power Conversion Corp.           $  2,629,070*
    129,300  Anixter International, Inc.                  3,407,055*
    111,500  Arrow Electronics, Inc.                      3,122,000*
    108,450  CommScope, Inc.                              2,047,536*
    136,000  LSI Logic Corp.                              2,783,920*
     96,900  National Semiconductor Corp.                 2,790,720*
    324,800  Teledyne Technologies, Inc.                  4,271,120*
     79,400  Teradyne, Inc.                               3,136,300*
     89,800  Vishay Intertechnology, Inc.                 2,240,510*
                                                       ------------
             TOTAL ELECTRONICS                           26,428,231
                                                       ------------
             ENERGY & OIL SERVICES (0.4%)
     22,000  Pride International, Inc.                      585,860*
                                                       ------------
             ENTERTAINMENT & LEISURE (2.4%)
    179,000  Metro-Goldwyn-Mayer, Inc.                    3,656,970*
                                                       ------------
             MACHINERY (11.9%)
     91,700  Crane Co.                                    2,580,438
     48,400  Cummins Engine Co., Inc.                     2,003,760
     48,400  Deere & Co.                                  1,987,788
     57,100  Dover Corp.                                  2,230,897
     37,500  Grainger (W.W.), Inc.                        1,454,250
    133,050  Pall Corp.                                   3,122,684
     78,100  Pentair, Inc.                                2,403,137
     71,700  York International Corp.                     2,166,057
                                                       ------------
             TOTAL MACHINERY                             17,949,011
                                                       ------------
             MEDIA--BROADCASTING & PUBLISHING (9.4%)
    170,550  Belo (A.H.) Corp.                            3,008,502
     37,400  Comcast Corp.                                1,642,234*
    131,500  Harte-Hanks, Inc.                            3,025,815
     39,400  Houghton Mifflin Co.                         1,793,094
     41,000  Meredith Corp.                               1,547,340
    115,800  Readers Digest Association, Inc.             3,201,870
                                                       ------------
             TOTAL MEDIA--BROADCASTING & PUBLISHING      14,218,855
                                                       ------------
             MEDICAL SUPPLIES (4.2%)
     36,400  KLA-Tencor Corp.                             2,000,544*
     42,600  PerkinElmer, Inc.                            2,850,366
     75,750  Sybron Dental Specialties, Inc.              1,515,000*
                                                       ------------
             TOTAL MEDICAL SUPPLIES                       6,365,910
                                                       ------------
             METALS (1.9%)
    216,700  AK Steel Holding Corp.                       2,810,599
                                                       ------------
             PAPER & FOREST PRODUCTS (1.5%)
     80,000  Mead Corp.                                   2,256,000
                                                       ------------
             RETAIL (6.2%)
    105,050  Ann Taylor Stores, Inc.                      2,862,613*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            ------------
             RETAIL (CONTINUED)
     90,100  Dollar General Corp.                      $  1,486,650
     31,000  Federated Department Stores, Inc.            1,332,380*
    182,400  J.C. Penney Co., Inc.                        3,695,424
                                                       ------------
             TOTAL RETAIL                                 9,377,067
                                                       ------------
             TOTAL COMMON STOCK (COST: $118,366,938)
               (93.2%)                                  140,418,312
                                                       ------------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$ 1,201,791  American Express Co., 4.43%, due
               05/30/01                                   1,201,791**
  1,502,239  Bank of Nova Scotia, 5%, due 05/16/01        1,502,239**
    901,343  Den Danske, 4.563%, due 05/07/01               901,343**
  1,502,239  Dreyfus Money Market Fund, 4.752%, due
               05/01/01                                   1,502,239**
  1,241,331  Fleet National Bank, 4.768%, due
               10/31/01                                   1,241,331**
    600,896  General Motors Acceptance Corp., 4.76%,
               due 03/08/02                                 600,896**
    300,448  Harris Bank Trust, 4.5%, due 05/11/01          300,448**
 17,905,292  Investors Bank & Trust Depository
               Reserve, 3.25%, due 05/01/01              17,905,292
  1,742,597  Merrimac Money Market Fund, 4.794%, due
               05/01/01                                   1,742,597**
  1,802,687  Royal Bank of Scotland, 4.531%, due
               05/07/01                                   1,802,687**
  1,201,791  Royal Bank of Scotland, 5%, due 05/07/01     1,201,791**
                                                       ------------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $29,902,654) (19.9%)                      29,902,654
                                                       ------------
             TOTAL INVESTMENTS (COST: $148,269,592)
               (113.1%)                                 170,320,966
             LIABILITIES IN EXCESS OF OTHER ASSETS
               (-13.1%)                                 (19,723,575)
                                                       ------------
             NET ASSETS (100.0%)                       $150,597,391
                                                       ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
39

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2001

                           TCW GALILEO                            TCW GALILEO
                           AGGRESSIVE   TCW GALILEO  TCW GALILEO    FOCUSED    TCW GALILEO
                             GROWTH     CONVERTIBLE   EARNINGS     LARGE CAP     GROWTH
                            EQUITIES    SECURITIES    MOMENTUM       VALUE      INSIGHTS
                              FUND         FUND         FUND         FUND         FUND
                           -----------  -----------  -----------  -----------  -----------
                                             DOLLAR AMOUNTS IN THOUSANDS
                                             (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value
    (1)                    $  196,661   $   64,337   $   11,908    $  1,094     $  1,277
  Receivables for
    Securities Sold             1,885          724          131          14          328
  Receivables for Fund
    Shares Sold                   292            1           --          --           --
  Interest and Dividends
    Receivable                     27          426            2           1           --
  Other Assets                     --           --            9           3            4
                           ----------   ----------   ----------    --------     --------
    Total Assets              198,865       65,488       12,050       1,112        1,609
                           ----------   ----------   ----------    --------     --------
LIABILITIES
  Payables for Securities
    Purchased                   1,610        1,088           37          21          329
  Payables for Fund
    Shares Redeemed               506          119           --          --           --
  Payables Upon Return of
    Securities Loaned
    (Note 3)                   32,668        4,140        2,077          --           --
  Accrued Management Fees         118           35            7          --           --
  Other Accrued Expenses           29           29           42           8           11
                           ----------   ----------   ----------    --------     --------
    Total Liabilities          34,931        5,411        2,163          29          340
                           ----------   ----------   ----------    --------     --------
NET ASSETS                 $  163,934   $   60,077   $    9,887    $  1,083     $  1,269
                           ==========   ==========   ==========    ========     ========
NET ASSETS CONSIST OF:
  Paid-in Capital
    (Shareholders'
    Deficit)               $  153,239   $   60,125   $   (3,883)   $  1,045     $  1,411
  Undistributed Net
    Realized Gain (Loss)
    on Investments              7,549        2,409       16,117          (9)          (3)
  Unrealized Appreciation
    (Depreciation) on
    Investments                 9,637       (2,482)         594          49         (133)
  Undistributed Net
    Investment Income
    (Loss)                     (6,491)          25       (2,941)         (2)          (6)
                           ----------   ----------   ----------    --------     --------
NET ASSETS                 $  163,934   $   60,077   $    9,887    $  1,083     $  1,269
                           ==========   ==========   ==========    ========     ========
NET ASSETS ATTRIBUTABLE
  TO:
  Institutional Class
    Shares                 $  132,747   $   60,077   $    9,887    $     --     $     --
                           ==========   ==========   ==========    ========     ========
  Advisory Class Shares    $   31,187   $       --   $       --    $  1,083     $  1,269
                           ==========   ==========   ==========    ========     ========
CAPITAL SHARES
  OUTSTANDING:
  Institutional Class       8,832,809    5,420,955    1,420,707          --           --
                           ==========   ==========   ==========    ========     ========
  Advisory Class            2,089,294           --           --     104,499      142,651
                           ==========   ==========   ==========    ========     ========
NET ASSET VALUE PER
  SHARE:
  Institutional Class      $    15.03   $    11.08   $     6.96    $     --     $     --
                           ==========   ==========   ==========    ========     ========
  Advisory Class           $    14.93   $       --   $       --    $  10.36     $   8.89
                           ==========   ==========   ==========    ========     ========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND, THE TCW GALILEO CONVERTIBLE SECURITIES FUND, THE TCW GALILEO EARNINGS MOMENTUM FUND, THE TCW GALILEO FOCUSED LARGE CAP VALUE FUND AND THE TCW GALILEO GROWTH INSIGHTS FUND AT APRIL 30, 2001 WAS $187,024, $66,819, $11,314, $1,045 AND $1,410, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2001

                           TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO
                             HEALTH      LARGE CAP    LARGE CAP     SELECT      SMALL CAP
                            SCIENCES      GROWTH        VALUE      EQUITIES      GROWTH
                              FUND         FUND         FUND         FUND         FUND
                           -----------  -----------  -----------  -----------  -----------
                                             DOLLAR AMOUNTS IN THOUSANDS
                                             (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value
    (1)                      $   380    $   16,271   $   146,198  $ 1,039,134  $  365,857
  Receivables for
    Securities Sold                1            --           995           --       1,287
  Receivables for Fund
    Shares Sold                   --             1           172       13,926       3,733
  Interest and Dividends
    Receivable                    --             3           161          176          63
  Other Assets                     5            --            --           --          --
                             -------    ----------   -----------  -----------  ----------
    Total Assets                 386        16,275       147,526    1,053,236     370,940
                             -------    ----------   -----------  -----------  ----------
LIABILITIES
  Payables for Securities
    Purchased                     --            24         2,883       84,438       1,070
  Payables for Fund
    Shares Redeemed               --            --            22          597       2,828
  Payables Upon Return of
    Securities Loaned
    (Note 3)                      --         1,345         7,481       30,798      62,428
  Accrued Management Fees         --             1            58          471         212
  Other Accrued Expenses          10            24            30           28          63
                             -------    ----------   -----------  -----------  ----------
    Total Liabilities             10         1,394        10,474      116,332      66,601
                             -------    ----------   -----------  -----------  ----------
NET ASSETS                   $   376    $   14,881   $   137,052  $   936,904  $  304,339
                             =======    ==========   ===========  ===========  ==========
NET ASSETS CONSIST OF:
  Paid-in Capital            $   500    $   16,358   $   129,157  $   978,124  $  326,853
  Undistributed Net
    Realized Gain (Loss)
    on Investments               (42)       (1,639)       (3,223)      48,613     (19,405)
  Unrealized Appreciation
    (Depreciation) on
    Investments                  (80)          485        10,885      (85,277)      6,766
  Undistributed Net
    Investment Income
    (Loss)                        (2)         (323)          233       (4,556)     (9,875)
                             -------    ----------   -----------  -----------  ----------
NET ASSETS                   $   376    $   14,881   $   137,052  $   936,904  $  304,339
                             =======    ==========   ===========  ===========  ==========
NET ASSETS ATTRIBUTABLE
  TO:
  Institutional Class
    Shares                   $    --    $   14,580   $   133,114  $   743,246  $  199,702
                             =======    ==========   ===========  ===========  ==========
  Advisory Class Shares      $   376    $      301   $     3,938  $   193,658  $  104,637
                             =======    ==========   ===========  ===========  ==========
CAPITAL SHARES
  OUTSTANDING:
  Institutional Class             --     1,373,010    10,174,793   40,783,461   8,600,483
                             =======    ==========   ===========  ===========  ==========
  Advisory Class              50,001        28,426       300,992   10,697,810   4,533,314
                             =======    ==========   ===========  ===========  ==========
NET ASSET VALUE PER
  SHARE:
  Institutional Class        $    --    $    10.62   $     13.08  $     18.22  $    23.22
                             =======    ==========   ===========  ===========  ==========
  Advisory Class             $  7.52    $    10.58   $     13.08  $     18.10  $    23.08
                             =======    ==========   ===========  ===========  ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO HEALTH SCIENCES FUND, THE TCW GALILEO LARGE CAP GROWTH FUND, THE TCW GALILEO LARGE CAP VALUE FUND, THE TCW GALILEO SELECT EQUITIES FUND AND THE TCW GALILEO SMALL CAP GROWTH FUND AT APRIL 30, 2001 WAS $460, $15,786, $135,313, $1,124,411 AND $359,091,
     RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2001

                                     TCW GALILEO                TCW GALILEO
                                      SMALL CAP   TCW GALILEO      VALUE
                                        VALUE     TECHNOLOGY   OPPORTUNITIES
                                        FUND         FUND          FUND
                                     -----------  -----------  -------------
                                           DOLLAR AMOUNTS IN THOUSANDS
                                           (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)           $  1,272     $    806     $  170,321
  Receivable for Securities Sold            --            8             --
  Receivable for Fund Shares Sold           --           --          2,140
  Interest and Dividends Receivable          1           --            114
  Deferred Organization Costs               --           --              2
  Other Assets                              26           13             45
                                      --------     --------     ----------
    Total Assets                         1,299          827        172,622
                                      --------     --------     ----------
LIABILITIES
  Payables for Securities Purchased         26            6          9,848
  Payable for Fund Shares Redeemed          --           --             58
  Payable Upon Return of Securities
    Loaned (Note 3)                         --           --         11,997
  Accrued Management Fees                   --            1             83
  Other Accrued Expenses                    17           20             39
                                      --------     --------     ----------
    Total Liabilities                       43           27         22,025
                                      --------     --------     ----------
NET ASSETS                            $  1,256     $    800     $  150,597
                                      ========     ========     ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                     $  1,073     $  1,305     $  124,183
  Undistributed Net Realized Gain
    (Loss) on Investments                   91         (168)         4,390
  Unrealized Appreciation
    (Depreciation) on Investments           94         (334)        22,051
  Undistributed Net Investment
    (Loss)                                  (2)          (3)           (27)
                                      --------     --------     ----------
NET ASSETS                            $  1,256     $    800     $  150,597
                                      ========     ========     ==========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares          $  1,256     $     --     $  140,482
                                      ========     ========     ==========
  Advisory Class Shares               $     --     $    800     $   10,115
                                      ========     ========     ==========
CAPITAL SHARES OUTSTANDING:
  Institutional Class                  104,780           --      8,633,783
                                      ========     ========     ==========
  Advisory Class                            --      151,405        621,464
                                      ========     ========     ==========
NET ASSET VALUE PER SHARE:
  Institutional Class                 $  11.99     $     --     $    16.27
                                      ========     ========     ==========
  Advisory Class                      $     --     $   5.28     $    16.28
                                      ========     ========     ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO SMALL CAP VALUE FUND, THE TCW GALILEO TECHNOLOGY FUND AND THE TCW GALILEO VALUE OPPORTUNITIES FUND AT APRIL 30, 2001 WAS $1,178, $1,140 AND $148,270, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2001

                           TCW GALILEO                            TCW GALILEO
                           AGGRESSIVE   TCW GALILEO  TCW GALILEO    FOCUSED    TCW GALILEO
                             GROWTH     CONVERTIBLE   EARNINGS     LARGE CAP     GROWTH
                            EQUITIES    SECURITIES    MOMENTUM       VALUE      INSIGHTS
                              FUND         FUND         FUND       FUND (2)     FUND (3)
                           -----------  -----------  -----------  -----------  -----------
                                             DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                 $      48    $    571      $    --        $ 1         $   1
  Interest                        352       1,105           32         --             1
                            ---------    --------      -------        ---         -----
    Total                         400       1,676           32          1             2
                            ---------    --------      -------        ---         -----
EXPENSES:
  Management Fees               1,012         252           37          1             5
  Accounting Service Fees          35          14           14          1             4
  Administration Fees              40          12           12          1             3
  Transfer Agent Fees:
    Institutional Class            24          20           20         --            --
    Advisory Class                 12          --           --          2             5
  Custodian Fees                    2           5            7          1             3
  Professional Fees                18          12           11          1             3
  Directors' Fees &
    Expenses                        4           4            4          1             1
  Registration Fees:
    Institutional Class             3           4            2         --            --
    Advisory Class                  3          --           --         --             1
  Distributions Fees:
    Advisory Class (Note
      6)                           44          --           --         --            --
  Other                            24          13            9          2             5
                            ---------    --------      -------        ---         -----
    Total                       1,221         336          116         10            30
    Less Expenses Borne
      by Investment
      Advisor                       1(1)        --          56          6(1)         17(1)
    Less Management and
      Distribution Fees
      Waived by
      Investment Advisor           --          --           --          1             5
                            ---------    --------      -------        ---         -----
      Net Expenses              1,220         336           60          3             8
                            ---------    --------      -------        ---         -----
  Net Investment Income
    (Loss)                       (820)      1,340          (28)        (2)           (6)
                            ---------    --------      -------        ---         -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net Realized (Loss) on
    Investments               (10,992)     (1,654)      (2,838)        (9)           (3)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments              (130,056)     (9,175)         911         49          (133)
                            ---------    --------      -------        ---         -----
  Net Realized and
    Unrealized Gain
    (Loss) on Investments    (141,048)    (10,829)      (1,927)        40          (136)
                            ---------    --------      -------        ---         -----
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS           $(141,868)   $ (9,489)     $(1,955)       $38         $(142)
                            =========    ========      =======        ===         =====

(1)  RELATES TO ADVISORY CLASS.
(2) FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.
(3) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2001

                               TCW          TCW           TCW           TCW           TCW
                             GALILEO      GALILEO       GALILEO       GALILEO       GALILEO
                              HEALTH     LARGE CAP     LARGE CAP       SELECT      SMALL CAP
                             SCIENCES      GROWTH        VALUE        EQUITIES       GROWTH
                             FUND (2)       FUND          FUND          FUND          FUND
                             --------    ----------    ----------    ----------    ----------
                                               DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                   $   --      $     42      $    880     $     685     $       1
  Interest                         1            14            98           846           859
                              ------      --------      --------     ---------     ---------
    Total                          1            56           978         1,531           860
                              ------      --------      --------     ---------     ---------
EXPENSES:
  Management Fees                  1            55           374         2,819         1,676
  Accounting Service Fees          4            16            18            80            56
  Administration Fees              3            14            19            91            63
  Transfer Agent Fees:
    Institutional Class           --            17            23            23            23
    Advisory Class                 5            11            13            19            12
  Custodian Fees                   2             3             6             2             6
  Professional Fees                3            12            15            28            22
  Directors' Fees &
    Expenses                       1             4             4             4             4
  Registration Fees:
    Institutional Class           --             3             3             3             4
    Advisory Class                 1             3             3             3             3
  Distributions Fees:
    Advisory Class (Note
      6)                          --            --             5           200            94
  Other                            5             8            13            43            32
                              ------      --------      --------     ---------     ---------
    Total                         25           146           496         3,315         1,995
    Less Expenses Borne
      by Investment
      Advisor                     21(1)         21(1)          7(1)         --             1(1)
    Less Management and
      Distribution Fees
      Waived by
      Investment Advisor           1            --            --            --            --
                              ------      --------      --------     ---------     ---------
      Net Expenses                 3           125           489         3,315         1,994
                              ------      --------      --------     ---------     ---------
  Net Investment Income
    (Loss)                        (2)          (69)          489        (1,784)       (1,134)
                              ------      --------      --------     ---------     ---------
NET REALIZED AND
  UNREALIZED (LOSS) ON
  INVESTMENTS
  Net Realized (Loss) on
    Investments                  (42)       (2,497)         (551)       (4,237)      (25,382)
  Change in Unrealized
    (Depreciation) on
    Investments                  (80)       (7,393)       (9,731)     (212,165)     (155,412)
                              ------      --------      --------     ---------     ---------
  Net Realized and
    Unrealized (Loss) on
    Investments                 (122)       (9,890)      (10,282)     (216,402)     (180,794)
                              ------      --------      --------     ---------     ---------
(DECREASE) IN NET ASSETS
  RESULTING FROM
  OPERATIONS                  $ (124)     $ (9,959)     $ (9,793)    $(218,186)    $(181,928)
                              ======      ========      ========     =========     =========

(1)  RELATES TO ADVISORY CLASS.
(2) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2001

                                     TCW GALILEO                TCW GALILEO
                                      SMALL CAP   TCW GALILEO      VALUE
                                        VALUE     TECHNOLOGY   OPPORTUNITIES
                                        FUND       FUND (2)        FUND
                                     -----------  -----------  -------------
                                           DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                             $  6         $  --        $   348
  Interest                                --             3            199
                                        ----         -----        -------
    Total                                  6             3            547
                                        ----         -----        -------
EXPENSES:
  Management Fees                          6             3            352
  Accounting Service Fees                  1            14             15
  Administration Fees                      1            12             13
  Transfer Agent Fees:
    Institutional Class                   11            --             16
    Advisory Class                        --             6              9
  Custodian Fees                           1             7              3
  Professional Fees                        1             6             13
  Directors' Fees & Expenses               4             2              4
  Registration Fees:
    Institutional Class                    5            --              5
    Advisory Class                        --            40              3
  Distributions Fees:
    Advisory Class (Note 6)               --             1              1
  Other                                    6             6             12
                                        ----         -----        -------
    Total                                 36            97            446
    Less Expenses Borne by
      Investment Advisor                  22            91(1)          11(1)
    Less Management and
      Distribution Fees Waived by
      Investment Advisor                   6            --             --
                                        ----         -----        -------
      Net Expenses                         8             6            435
                                        ----         -----        -------
  Net Investment Income (Loss)            (2)           (3)           112
                                        ----         -----        -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Investments                           92          (168)         3,726
  Change in Unrealized Appreciation
    (Depreciation) on Investments         38          (334)        13,722
                                        ----         -----        -------
  Net Realized and Unrealized Gain
    (Loss) on Investments                130          (502)        17,448
                                        ----         -----        -------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS             $128         $(505)       $17,560
                                        ====         =====        =======

(1)  RELATES TO ADVISORY CLASS.
(2) FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                   AGGRESSIVE GROWTH            CONVERTIBLE
                                     EQUITIES FUND            SECURITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2001      OCTOBER 31,     2001      OCTOBER 31,
                                (UNAUDITED)     2000      (UNAUDITED)     2000
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)   $    (820)   $ (2,332)    $  1,340      $ 1,632
  Net Realized Gain (Loss) on
    Investments                    (10,992)     13,631       (1,654)      11,381
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                   (130,056)     49,542       (9,175)       1,582
                                 ---------    --------     --------      -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                    (141,868)     60,841       (9,489)      14,595
                                 ---------    --------     --------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class                 --          --       (1,281)      (1,818)
  Distributions in Excess of
    Net Investment Income:
    Institutional Class                 --          --           --          (34)
  Distributions from Net
    Realized Gain:
    Institutional Class             (8,040)    (20,845)      (9,729)      (4,184)
    Advisory Class                  (1,725)       (428)          --           --
                                 ---------    --------     --------      -------
  Total Distributions to
    Shareholders                    (9,765)    (21,273)     (11,010)      (6,036)
                                 ---------    --------     --------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class                3,699      42,704        6,948       15,239
  Advisory Class                    13,838      45,198           --           --
                                 ---------    --------     --------      -------
  Increase in Net Assets
    Resulting from Net Capital
    Share Transactions              17,537      87,902        6,948       15,239
                                 ---------    --------     --------      -------
  Increase (Decrease) in Net
    Assets                        (134,096)    127,470      (13,551)      23,798
NET ASSETS
  Beginning of Period              298,030     170,560       73,628       49,830
                                 ---------    --------     --------      -------
  End of Period                  $ 163,934    $298,030     $ 60,077      $73,628
                                 =========    ========     ========      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO            TCW GALILEO
                                        EARNINGS          FOCUSED LARGE CAP  TCW GALILEO GROWTH
                                     MOMENTUM FUND           VALUE FUND        INSIGHTS FUND
                                ------------------------  -----------------  ------------------
                                                            MARCH 1, 2001     DECEMBER 1, 2000
                                SIX MONTHS                  (COMMENCEMENT      (COMMENCEMENT
                                   ENDED                   OF OPERATIONS)      OF OPERATIONS)
                                 APRIL 30,   YEAR ENDED        THROUGH            THROUGH
                                   2001      OCTOBER 31,   APRIL 30, 2001      APRIL 30, 2001
                                (UNAUDITED)     2000         (UNAUDITED)        (UNAUDITED)
                                -----------  -----------  -----------------  ------------------
                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)           $   (28)    $   (329)        $   (2)             $   (6)
  Net Realized Gain (Loss) on
    Investments                    (2,838)      10,848             (9)                 (3)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                       911       (8,944)            49                (133)
                                  -------     --------         ------              ------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                     (1,955)       1,575             38                (142)
                                  -------     --------         ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Realized Gain:
    Institutional Class            (2,025)      (4,748)            --                  --
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class               7,216      (12,014)            --                  --
  Advisory Class                       --           --          1,045               1,411
                                  -------     --------         ------              ------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions      7,216      (12,014)         1,045               1,411
                                  -------     --------         ------              ------
  Increase (Decrease) in Net
    Assets                          3,236      (15,187)         1,083               1,269
NET ASSETS
  Beginning of Period               6,651       21,838             --                  --
                                  -------     --------         ------              ------
  End of Period                   $ 9,887     $  6,651         $1,083              $1,269
                                  =======     ========         ======              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                     TCW GALILEO HEALTH     TCW GALILEO LARGE
                                       SCIENCES FUND         CAP GROWTH FUND
                                     ------------------  ------------------------
                                      DECEMBER 1, 2000
                                       (COMMENCEMENT     SIX MONTHS
                                       OF OPERATIONS)       ENDED
                                          THROUGH         APRIL 30,   YEAR ENDED
                                       APRIL 30, 2001       2001      OCTOBER 31,
                                        (UNAUDITED)      (UNAUDITED)     2000
                                     ------------------  -----------  -----------
                                             DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)                    $  (2)         $    (69)     $  (140)
  Net Realized Gain (Loss) on
    Investments                              (42)           (2,497)       2,465
  Change in Unrealized Appreciation
    (Depreciation) on Investments            (80)           (7,393)       1,078
                                           -----          --------      -------
  Increase (Decrease) in Net Assets
    Resulting from Operations               (124)           (9,959)       3,403
                                           -----          --------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Realized
    Gain:
    Institutional Class                       --            (1,940)      (1,329)
    Advisory Class                            --               (25)          (5)
                                           -----          --------      -------
  Total Distributions to
    Shareholders                              --            (1,965)      (1,334)
                                           -----          --------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class                         --               126          990
  Advisory Class                             500               115          255
                                           -----          --------      -------
  Increase in Net Assets Resulting
    from Net Capital Share
    Transactions                             500               241        1,245
                                           -----          --------      -------
  Increase (Decrease) in Net Assets          376           (11,683)       3,314
NET ASSETS
  Beginning of Period                         --            26,564       23,250
                                           -----          --------      -------
  End of Period                            $ 376          $ 14,881      $26,564
                                           =====          ========      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO LARGE         TCW GALILEO SELECT
                                     CAP VALUE FUND            EQUITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2001      OCTOBER 31,     2001      OCTOBER 31,
                                (UNAUDITED)     2000      (UNAUDITED)     2000
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)   $    489     $    657     $  (1,784)   $ (1,780)
  Net Realized Gain (Loss) on
    Investments                      (551)         617        (4,237)     52,215
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                    (9,731)      15,901      (212,165)     26,414
                                 --------     --------     ---------    --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                     (9,793)      17,175      (218,186)     76,849
                                 --------     --------     ---------    --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class              (815)        (543)           --          --
    Advisory Class                     (7)          (1)           --          --
  Distributions from Net
    Realized Gain:
    Institutional Class                --           --       (32,653)    (13,242)
    Advisory Class                     --           --        (8,412)       (891)
                                 --------     --------     ---------    --------
  Total Distributions to
    Shareholders                     (822)        (544)      (41,065)    (14,133)
                                 --------     --------     ---------    --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class               9,056       51,700       339,607     258,066
  Advisory Class                      394        3,594        91,847     136,262
                                 --------     --------     ---------    --------
  Increase in Net Assets
    Resulting from Net Capital
    Share Transactions              9,450       55,294       431,454     394,328
                                 --------     --------     ---------    --------
  Increase (Decrease) in Net
    Assets                         (1,165)      71,925       172,203     457,044
NET ASSETS
  Beginning of Period             138,217       66,292       764,701     307,657
                                 --------     --------     ---------    --------
  End of Period                  $137,052     $138,217     $ 936,904    $764,701
                                 ========     ========     =========    ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                   TCW GALILEO SMALL            TCW GALILEO SMALL
                                    CAP GROWTH FUND              CAP VALUE FUND
                                ------------------------  -----------------------------
                                SIX MONTHS                SIX MONTHS    JUNE 14, 2000
                                   ENDED                     ENDED      (COMMENCEMENT
                                 APRIL 30,   YEAR ENDED    APRIL 30,    OF OPERATIONS)
                                   2001      OCTOBER 31,     2001          THROUGH
                                (UNAUDITED)     2000      (UNAUDITED)  OCTOBER 31, 2000
                                -----------  -----------  -----------  ----------------
                                              DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment (Loss)          $  (1,134)   $ (3,398)     $   (2)         $   --
  Net Realized Gain (Loss) on
    Investments                    (25,382)     10,009          92              22
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                   (155,412)     31,830          38              56
                                 ---------    --------      ------          ------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                    (181,928)     38,441         128              78
                                 ---------    --------      ------          ------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Realized Gain:
    Institutional Class             (7,540)    (16,532)        (23)             --
    Advisory Class                  (1,888)        (80)         --              --
                                 ---------    --------      ------          ------
  Total Distributions to
    Shareholders                    (9,428)    (16,612)        (23)             --
                                 ---------    --------      ------          ------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class              (15,199)     99,075          73           1,000
  Advisory Class                    42,896     105,631          --              --
                                 ---------    --------      ------          ------
  Increase in Net Assets
    Resulting from Net Capital
    Share Transactions              27,697     204,706          73           1,000
                                 ---------    --------      ------          ------
  Increase (Decrease) in Net
    Assets                        (163,659)    226,535         178           1,078
NET ASSETS
  Beginning of Period              467,998     241,463       1,078              --
                                 ---------    --------      ------          ------
  End of Period                  $ 304,339    $467,998      $1,256          $1,078
                                 =========    ========      ======          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. EQUITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                       TCW GALILEO        TCW GALILEO VALUE
                                     TECHNOLOGY FUND      OPPORTUNITIES FUND
                                     ----------------  ------------------------
                                     NOVEMBER 1, 2000
                                      (COMMENCEMENT    SIX MONTHS
                                      OF OPERATIONS)      ENDED
                                         THROUGH        APRIL 30,   YEAR ENDED
                                      APRIL 30, 2001      2001      OCTOBER 31,
                                       (UNAUDITED)     (UNAUDITED)     2000
                                     ----------------  -----------  -----------
                                            DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)            $   (3)       $    112      $   161
  Net Realized Gain (Loss) on
    Investments                             (168)          3,726        5,631
  Change in Unrealized Appreciation
    (Depreciation) on Investments           (334)         13,722        8,480
                                          ------        --------      -------
  Increase (Decrease) in Net Assets
    Resulting from Operations               (505)         17,560       14,272
                                          ------        --------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income:
    Institutional Class                       --            (247)          --
  Distributions from Net Realized
    Gain:
    Institutional Class                       --          (4,939)      (3,131)
    Advisory Class                            --              (1)          --
                                          ------        --------      -------
  Total Distributions to
    Shareholders                              --          (5,187)      (3,131)
                                          ------        --------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class                         --          69,960       17,265
  Advisory Class                           1,305           9,620           --
                                          ------        --------      -------
  Increase in Net Assets Resulting
    from Net Capital Share
    Transactions                           1,305          79,580       17,265
                                          ------        --------      -------
  Increase in Net Assets                     800          91,953       28,406
NET ASSETS
  Beginning of Period                         --          58,644       30,238
                                          ------        --------      -------
  End of Period                           $  800        $150,597      $58,644
                                          ======        ========      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 26 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Select International Equities Fund and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment principal-
                                                    ly in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    medium capitalization companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience accelerat-
                                                    ing earnings growth.
TCW Galileo Focused Large Cap Value Fund            Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of large
                                                    capitalization companies.
TCW Galileo Growth Insights Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities issued by companies that are
                                                    believed to have superior growth prospects.
TCW Galileo Health Sciences Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities of companies principally en-
                                                    gaged in development, production or distribution
                                                    of products or services relating to "health sci-
                                                    ences."
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization U.S. companies with above av-
                                                    erage earnings prospects.

52
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                                                                  APRIL 30, 2001

U.S. EQUITIES (CONTINUED)

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization growth companies.
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization value companies.
TCW Galileo Technology Fund                         Seeks long-term capital appreciation by investing
                                                    in equity securities of companies with superior
                                                    earnings growth prospects engaged in technology,
                                                    telecommunications and information industries.
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing in
                                                    publicly traded equity securities issued by small
                                                    and medium companies with market capitalization at
                                                    the time of purchase between $500 million and $5
                                                    billion.

U.S. FIXED INCOME
TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by invest-
                                                    ing principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.
TCW Galileo Flexible Income Fund                    Seeks to maximize current income and provide
                                                    potential for capital appreciation by investing in
                                                    high yield/below investment grade bonds and con-
                                                    vertible securities.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing principally
                                                    in high yield fixed income securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in short-term
                                                    mortgage-backed securities.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

U.S. FIXED INCOME (CONTINUED)

TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

INTERNATIONAL
TCW GALILEO FUND                                    INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by investing
                                                    in equity securities of companies in emerging mar-
                                                    ket countries around the world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.
TCW Galileo Latin America Equities Fund             Seeks long-term capital appreciation by investing
                                                    primarily in Latin American equity securities.
TCW Galileo Select International Equities Fund      Seeks long-term capital appreciation by investing
  (formerly TCW Galileo International Equities      in equity securities of non-U.S. companies in both
  Fund)                                             developed and emerging market countries around the
                                                    world.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital appreciation
                                                    and current income by investing in debt securities
                                                    issued or guaranteed by companies, financial
                                                    institutions, and government entities in emerging
                                                    market countries.

Ten TCW Galileo Funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Value Opportunities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class ("I") shares and Advisory Class ("N") shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at

54
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                                                                  APRIL 30, 2001
the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering Advisory Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering Advisory Class shares.

The TCW Galileo Flexible Income Fund, the TCW Galileo Growth Insights Fund, the TCW Galileo Health Sciences Fund and the TCW Galileo Focused Large Cap Value Fund commenced operations on November 1, 2000, December 1, 2000, December 1, 2000, and March 1, 2001, respectively, as new TCW Galileo Funds, offering Advisory Class shares which are not currently available to the general public.

Effective March 1, 2001, the TCW Galileo International Equities Fund changed its name and investment objective. TCW Galileo Select International Equities Fund invests in equity securities of non-U.S. companies in both developed and emerging market countries around the world. Previously, the Fund invested primarily in underlying TCW Galileo Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2001.

DEFERRED ORGANIZATION COSTS: Organizational cost of approximately $5,000 for the TCW Galileo Value Opportunities Fund has been deferred and is being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for all other U.S. Equities funds have been fully amortized.

Upon formation of the Funds, the Company sold and issued to the Advisor 10,008 shares of common stock (one share each of the TCW Galileo Convertible Securities Fund, the TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund, and 2,000 shares each of the other two funds, collectively the "Initial Shares"). In the event the Advisor redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the

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                                                                  APRIL 30, 2001
relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see
Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Convertible Securities Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2001:

                                                                          SECURITIES
                                      MARKET VALUE OF                      LENDING
                                     LOANED SECURITIES  COLLATERAL VALUE   INCOME*
                                     -----------------  ----------------  ----------
TCW Galileo Aggressive Growth
  Equities Fund                         $31,647,436       $32,668,462      $ 40,482
TCW Galileo Convertible Securities
  Fund                                    4,032,493         4,140,250         3,193
TCW Galileo Earnings Momentum Fund        1,985,767         2,077,271         3,971
TCW Galileo Large Cap Growth Fund         1,297,392         1,345,000         1,902
TCW Galileo Large Cap Value Fund          7,237,379         7,480,680         4,234
TCW Galileo Select Equities Fund         30,519,824        30,797,780        41,129
TCW Galileo Small Cap Growth Fund        59,639,407        62,428,246       103,353
TCW Galileo Value Opportunities
  Fund                                    1,388,655        11,997,362         5,119

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income,

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4 -- FEDERAL INCOME TAXES (CONTINUED)

including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2001, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                                                   TCW GALILEO
                                   TCW GALILEO       TCW GALILEO     TCW GALILEO     FOCUSED
                                AGGRESSIVE GROWTH    CONVERTIBLE      EARNINGS      LARGE CAP
                                  EQUITIES FUND    SECURITIES FUND  MOMENTUM FUND  VALUE FUND
                                -----------------  ---------------  -------------  -----------
Unrealized Appreciation             $   55,159        $  3,147         $ 1,700      $     81
Unrealized (Depreciation)              (45,522)         (5,629)         (1,106)          (32)
                                    ----------        --------         -------      --------
Net Unrealized Appreciation
  (Depreciation)                    $    9,637        $ (2,482)        $   594      $     49
                                    ==========        ========         =======      ========
Cost of Investments for
  Federal Income Tax Purposes       $  187,024        $ 66,819         $11,314      $  1,045
                                    ==========        ========         =======      ========
                                   TCW GALILEO       TCW GALILEO     TCW GALILEO   TCW GALILEO
                                     GROWTH            HEALTH         LARGE CAP     LARGE CAP
                                  INSIGHTS FUND     SCIENCES FUND    GROWTH FUND   VALUE FUND
                                -----------------  ---------------  -------------  -----------
Unrealized Appreciation             $       77        $     13         $ 2,256      $ 16,319
Unrealized (Depreciation)                 (210)            (93)         (1,771)       (5,434)
                                    ----------        --------         -------      --------
Net Unrealized Appreciation
  (Depreciation)                    $     (133)       $    (80)        $   485      $ 10,885
                                    ==========        ========         =======      ========
Cost of Investments for
  Federal Income Tax Purposes       $    1,410        $    460         $15,786      $135,313
                                    ==========        ========         =======      ========

                                   TCW GALILEO       TCW GALILEO     TCW GALILEO   TCW GALILEO
                                     SELECT           SMALL CAP       SMALL CAP    TECHNOLOGY
                                  EQUITIES FUND      GROWTH FUND     VALUE FUND       FUND
                                -----------------  ---------------  -------------  -----------
Unrealized Appreciation             $   76,207        $ 86,601         $   176      $     20
Unrealized (Depreciation)             (161,484)        (79,835)            (82)         (354)
                                    ----------        --------         -------      --------
Net Unrealized Appreciation
  (Depreciation)                    $  (85,277)       $  6,766         $    94      $   (334)
                                    ==========        ========         =======      ========
Cost of Investments for
  Federal Income Tax Purposes       $1,124,411        $359,091         $ 1,178      $  1,140
                                    ==========        ========         =======      ========

                                   TCW GALILEO
                                      VALUE
                                  OPPORTUNITIES
                                      FUND
                                -----------------
Unrealized Appreciation             $   22,942
Unrealized (Depreciation)                 (891)
                                    ----------
Net Unrealized Appreciation
  (Depreciation)                    $   22,051
                                    ==========
Cost of Investments for
  Federal Income Tax Purposes       $  148,270
                                    ==========

58
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                                                                  APRIL 30, 2001

At April 30, 2001, the TCW Galileo Large Cap Value Fund had net realized loss carryforwards for federal income tax purposes of $11, $1,081 and $417 (amounts in thousands) expiring in 2006, 2007 and 2008, respectively.

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Aggressive Growth Equities Fund          1.00%
TCW Galileo Convertible Securities Fund              0.75%
TCW Galileo Earnings Momentum Fund                   1.00%
TCW Galileo Focused Large Cap Value Fund             0.65%*
TCW Galileo Growth Insights Fund                     0.90%*
TCW Galileo Health Sciences Fund                     0.90%*
TCW Galileo Large Cap Growth Fund                    0.55%
TCW Galileo Large Cap Value Fund                     0.55%
TCW Galileo Select Equities Fund                     0.75%
TCW Galileo Small Cap Growth Fund                    1.00%
TCW Galileo Small Cap Value Fund                     1.00%*
TCW Galileo Technology Fund                          1.00%
TCW Galileo Value Opportunities Fund                 0.80%

  *  CURRENTLY, THE ADVISOR IS WAIVING THE MANAGEMENT FEE.

The ordinary operating expenses for all Funds (each share class) are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2001, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to the investment objective of each Fund were:

TCW Galileo Aggressive Growth Equities Fund          1.58%
TCW Galileo Convertible Securities Fund              1.46%
TCW Galileo Earnings Momentum Fund                   1.61%
TCW Galileo Focused Large Cap Value Fund             1.54%
TCW Galileo Growth Insights Fund                     1.58%
TCW Galileo Health Sciences Fund                     1.72%
TCW Galileo Large Cap Growth Fund                    1.46%
TCW Galileo Large Cap Value Fund                     1.44%
TCW Galileo Select Equities Fund                     1.46%
TCW Galileo Small Cap Growth Fund                    1.55%
TCW Galileo Small Cap Value Fund                     1.58%
TCW Galileo Technology Fund                          1.67%
TCW Galileo Value Opportunities Fund                 1.50%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 6 -- DISTRIBUTION PLAN (CONTINUED)

compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. The Advisor is currently waiving the distribution fees for TCW Galileo Focused Large Cap Value Fund, TCW Galileo Growth Insights Fund and TCW Galileo Health Sciences Fund.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2001, were as follows (amounts in thousands):

                                   TCW GALILEO       TCW GALILEO     TCW GALILEO      TCW GALILEO
                                AGGRESSIVE GROWTH    CONVERTIBLE      EARNINGS     FOCUSED LARGE CAP
                                  EQUITIES FUND    SECURITIES FUND  MOMENTUM FUND     VALUE FUND
                                -----------------  ---------------  -------------  -----------------
Purchases at Cost                    $ 48,546         $ 55,212         $ 8,657          $ 1,198
                                     ========         ========         =======          =======
Sales Proceeds                       $ 26,364         $ 57,519         $ 3,815          $   181
                                     ========         ========         =======          =======

                                   TCW GALILEO       TCW GALILEO     TCW GALILEO      TCW GALILEO
                                     GROWTH            HEALTH         LARGE CAP        LARGE CAP
                                  INSIGHTS FUND     SCIENCES FUND    GROWTH FUND      VALUE FUND
                                -----------------  ---------------  -------------  -----------------
Purchases at Cost                    $  2,291         $    622         $14,952          $72,735
                                     ========         ========         =======          =======
Sales Proceeds                       $    889         $    125         $16,923          $62,541
                                     ========         ========         =======          =======

                                   TCW GALILEO       TCW GALILEO     TCW GALILEO      TCW GALILEO
                                     SELECT           SMALL CAP       SMALL CAP       TECHNOLOGY
                                  EQUITIES FUND      GROWTH FUND     VALUE FUND          FUND
                                -----------------  ---------------  -------------  -----------------
Purchases at Cost                    $475,357         $105,483         $   504          $ 1,397
                                     ========         ========         =======          =======
Sales Proceeds                       $ 70,414         $ 48,261         $   448          $   132
                                     ========         ========         =======          =======

                                   TCW GALILEO
                                      VALUE
                                  OPPORTUNITIES
                                      FUND
                                -----------------
Purchases at Cost                    $106,003
                                     ========
Sales Proceeds                       $ 36,958
                                     ========

There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2001.

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                                                                  APRIL 30, 2001

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transaction in each Fund's shares were as follows:

TCW GALILEO AGGRESSIVE
GROWTH EQUITIES FUND                 SIX MONTHS ENDED
INSTITUTIONAL CLASS                   APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      2,481,576     $ 44,134      4,004,832    $ 122,909
Shares Issued upon
  Reinvestment of Dividends        353,415        7,630        791,005       19,591
Shares Redeemed                 (3,054,585)     (48,065)    (3,289,641)     (99,796)
                                ----------     --------     ----------    ---------
Net Increase (Decrease)           (219,594)    $  3,699      1,506,196    $  42,704
                                ==========     ========     ==========    =========

TCW GALILEO AGGRESSIVE
GROWTH EQUITIES FUND                 SIX MONTHS ENDED
ADVISORY CLASS                        APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      1,219,437     $ 24,547      1,780,163    $  55,024
Shares Issued upon
  Reinvestment of Dividends         79,930        1,717         17,223          485
Shares Redeemed                   (765,773)     (12,426)      (347,953)     (10,311)
                                ----------     --------     ----------    ---------
Net Increase                       533,594     $ 13,838      1,449,433    $  45,198
                                ==========     ========     ==========    =========

TCW GALILEO CONVERTIBLE
SECURITIES FUND                      SIX MONTHS ENDED
                                      APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      2,076,627     $ 25,989      1,425,345    $  23,018
Shares Issued upon
  Reinvestment of Dividends        881,481       10,315        385,856        5,234
Shares Redeemed                 (2,390,928)     (29,356)      (894,653)     (13,013)
                                ----------     --------     ----------    ---------
Net Increase                       567,180     $  6,948        916,548    $  15,239
                                ==========     ========     ==========    =========

TCW GALILEO EARNINGS
MOMENTUM FUND                        SIX MONTHS ENDED
                                      APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                        816,775     $  6,325         86,976    $   1,839
Shares Issued upon
  Reinvestment of Dividends        268,244        2,025        300,226        7,556
Shares Redeemed                    (88,127)      (1,134)    (1,407,640)     (21,409)
                                ----------     --------     ----------    ---------
Net Increase (Decrease)            996,892     $  7,216     (1,020,438)   $ (12,014)
                                ==========     ========     ==========    =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO FOCUSED
LARGE CAP VALUE FUND                  MARCH 1, 2001
                                     (COMMENCEMENT OF
                                   OPERATIONS) THROUGH
                                      APRIL 30, 2001
                                       (UNAUDITED)
                                --------------------------
                                                AMOUNT
                                  SHARES    (IN THOUSANDS)
                                ----------  --------------
Shares Sold                        104,499     $  1,045
                                ----------     --------
Net Increase                       104,499     $  1,045
                                ==========     ========

TCW GALILEO GROWTH
INSIGHTS FUND                        DECEMBER 1, 2000
                                     (COMMENCEMENT OF
                                   OPERATIONS) THROUGH
                                      APRIL 30, 2001
                                       (UNAUDITED)
                                --------------------------
                                                AMOUNT
                                  SHARES    (IN THOUSANDS)
                                ----------  --------------
Shares Sold                        142,651     $  1,411
                                ----------     --------
Net Increase                       142,651     $  1,411
                                ==========     ========

TCW GALILEO HEALTH
SCIENCES FUND                        DECEMBER 1, 2000
                                     (COMMENCEMENT OF
                                   OPERATIONS) THROUGH
                                      APRIL 30, 2001
                                       (UNAUDITED)
                                --------------------------
                                                AMOUNT
                                  SHARES    (IN THOUSANDS)
                                ----------  --------------
Shares Sold                         50,001     $    500
                                ----------     --------
Net Increase                        50,001     $    500
                                ==========     ========

TCW GALILEO LARGE CAP
GROWTH FUND                          SIX MONTHS ENDED
INSTITUTIONAL CLASS                   APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                        526,065     $  7,205        293,600    $   5,695
Shares Issued upon
  Reinvestment of Dividends        116,139        1,797         64,995        1,117
Shares Redeemed                   (730,141)      (8,876)      (294,592)      (5,822)
                                ----------     --------     ----------    ---------
Net Increase (Decrease)            (87,937)    $    126         64,003    $     990
                                ==========     ========     ==========    =========

TCW GALILEO LARGE CAP
GROWTH FUND                          SIX MONTHS ENDED
ADVISORY CLASS                        APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                         10,318     $    106         19,725    $     379
Shares Issued upon
  Reinvestment of Dividends          1,600           25            278           25
Shares Redeemed                     (1,163)         (16)        (7,493)        (149)
                                ----------     --------     ----------    ---------
Net Increase                        10,755     $    115         12,510    $     255
                                ==========     ========     ==========    =========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

TCW GALILEO LARGE CAP
VALUE FUND                           SIX MONTHS ENDED
INSTITUTIONAL CLASS                   APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      1,619,234     $ 21,692      5,371,969    $  69,549
Shares Issued upon
  Reinvestment of Dividends         38,474          518         23,554          285
Shares Redeemed                 (1,003,571)     (13,154)    (1,480,796)     (18,134)
                                ----------     --------     ----------    ---------
Net Increase                       654,137     $  9,056      3,914,727    $  51,700
                                ==========     ========     ==========    =========

TCW GALILEO LARGE CAP
VALUE FUND                           SIX MONTHS ENDED
ADVISORY CLASS                        APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                         55,473     $    732        284,746    $   3,834
Shares Issued upon
  Reinvestment of Dividends            541            7             19           --
Shares Redeemed                    (26,607)        (345)       (18,152)        (240)
                                ----------     --------     ----------    ---------
Net Increase                        29,407     $    394        266,613    $   3,594
                                ==========     ========     ==========    =========

TCW GALILEO SELECT
EQUITIES FUND                        SIX MONTHS ENDED
INSTITUTIONAL CLASS                   APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                     19,446,220     $381,361     15,908,847    $ 409,792
Shares Issued upon
  Reinvestment of Dividends      1,336,426       29,495        472,656       10,251
Shares Redeemed                 (3,672,569)     (71,249)    (6,655,554)    (161,977)
                                ----------     --------     ----------    ---------
Net Increase                    17,110,077     $339,607      9,725,949    $ 258,066
                                ==========     ========     ==========    =========

TCW GALILEO SELECT
EQUITIES FUND                        SIX MONTHS ENDED
ADVISORY CLASS                        APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      5,972,424     $118,457      5,833,644    $ 151,761
Shares Issued upon
  Reinvestment of Dividends        381,422        8,372         40,661          927
Shares Redeemed                 (1,791,397)     (34,982)      (663,718)     (16,426)
                                ----------     --------     ----------    ---------
Net Increase                     4,562,449     $ 91,847      5,210,587    $ 136,262
                                ==========     ========     ==========    =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO SMALL CAP
GROWTH FUND                          SIX MONTHS ENDED
INSTITUTIONAL CLASS                   APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      2,428,938     $ 65,502      7,586,939    $ 336,830
Shares Issued upon
  Reinvestment of Dividends        242,245        7,240        417,754       15,840
Shares Redeemed                 (4,026,137)     (87,941)    (5,863,737)    (253,595)
                                ----------     --------     ----------    ---------
Net Increase (Decrease)         (1,354,954)    $(15,199)     2,140,956    $  99,075
                                ==========     ========     ==========    =========

TCW GALILEO SMALL CAP
GROWTH FUND                          SIX MONTHS ENDED
ADVISORY CLASS                        APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      2,687,246     $ 57,345      2,895,479    $ 123,734
Shares Issued upon
  Reinvestment of Dividends         63,469        1,883          2,092          151
Shares Redeemed                   (684,726)     (16,332)      (452,066)     (18,254)
                                ----------     --------     ----------    ---------
Net Increase                     2,065,989     $ 42,896      2,445,505    $ 105,631
                                ==========     ========     ==========    =========

TCW GALILEO SMALL CAP                                             JUNE 14, 2000
VALUE FUND                           SIX MONTHS ENDED            (COMMENCEMENT OF
                                      APRIL 30, 2001           OPERATIONS) THROUGH
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                          4,314     $     50         98,263    $   1,000
Shares Issued upon
  Reinvestment of Dividends          2,203           23             --           --
                                ----------     --------     ----------    ---------
Net Increase                         6,517     $     73         98,263    $   1,000
                                ==========     ========     ==========    =========

TCW GALILEO
TECHNOLOGY FUND                      NOVEMBER 1, 2000
                                     (COMMENCEMENT OF
                                   OPERATIONS) THROUGH
                                      APRIL 30, 2001
                                       (UNAUDITED)
                                --------------------------
                                                AMOUNT
                                  SHARES    (IN THOUSANDS)
                                ----------  --------------
Shares Sold                      1,163,005     $ 11,374
Shares Redeemed                 (1,011,600)     (10,069)
                                ----------     --------
Net Increase                       151,405     $  1,305
                                ==========     ========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

TCW GALILEO VALUE
OPPORTUNITIES FUND                   SIX MONTHS ENDED
INSTITUTIONAL CLASS                   APRIL 30, 2001                YEAR ENDED
                                       (UNAUDITED)               OCTOBER 31, 2000
                                --------------------------  --------------------------
                                                AMOUNT                      AMOUNT
                                  SHARES    (IN THOUSANDS)    SHARES    (IN THOUSANDS)
                                ----------  --------------  ----------  --------------
Shares Sold                      5,272,578     $ 78,939      1,767,014    $  23,290
Shares Issued upon
  Reinvestment of Dividends        376,366        5,141        274,811        2,940
Shares Redeemed                   (959,349)     (14,120)      (789,260)      (8,965)
                                ----------     --------     ----------    ---------
Net Increase                     4,689,595     $ 69,960      1,252,565    $  17,265
                                ==========     ========     ==========    =========

TCW GALILEO VALUE
OPPORTUNITIES FUND                   NOVEMBER 1, 2000
ADVISORY CLASS                       (COMMENCEMENT OF
                                       OFFERING OF
                                  ADVISORY CLASS SHARES)
                                         THROUGH
                                      APRIL 30, 2001
                                       (UNAUDITED)
                                --------------------------
                                                AMOUNT
                                  SHARES    (IN THOUSANDS)
                                ----------  --------------
Shares Sold                        624,842     $  9,669
Shares Issued upon
  Reinvestment of Dividends             46            2
Shares Redeemed                     (3,424)         (51)
                                ----------     --------
Net Increase                       621,464     $  9,620
                                ==========     ========

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 2001, were valued both at the date of acquisition and April 30, 2001, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO CONVERTIBLE SECURITIES FUND:

PRINCIPAL
AMOUNT OR
NUMBER OF                                          DATE OF
  SHARES    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
    10,200  Alliant Energy Corp., (144A), $4.91    11/06/00   $  630,462
$1,020,000  American International Group,          12/11/00      927,967
            Exchangeable Home Depot, Inc.,
            (144A), 1%, due 02/14/06
$1,515,000  ASM Lithography Holding N.V.,          11/19/99    1,543,685
            (144A), 4.25%, due 11/30/04
$  610,000  BEA Systems, Inc., (144A), 4%, due     12/14/99      705,385
            12/15/06
$  620,000  Charter Communications, Inc.,          10/25/00      620,000
            (144A), 5.75%, due 10/15/05
$1,125,000  Comverse Technology, Inc., (144A),     11/17/00    1,128,100
            1.5%, due 12/01/05

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. EQUITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 9 -- RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL
AMOUNT OR
NUMBER OF                                          DATE OF
  SHARES    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
$  490,000  Deutsche Bank AG, (144A),              03/23/01      662,113
            Exchangeable Enron Corp., 0%, due
            11/18/04
$  910,000  E*TRADE Group, Inc., (144A), 6%,       02/02/00      876,836
            due 02/01/07
$  390,000  Echostar Communications Corp.,         12/03/99      390,000
            (144A), 4.875%, due 01/01/07
$  700,000  Exchangeable Certificates Corp.,       07/16/99      692,439
            (144A), 0.25%, due 07/17/06
$  410,000  First American Corp., (144A), 4.5%,    04/18/01      413,544
            due 04/15/08
$  285,000  Interpublic Group of Companies,        06/01/99      248,316
            Inc., (144A), 1.87%, due 06/01/06
$  300,000  Kestrel Solutions, Inc., (144A),       07/20/00      300,000
            5.5%, due 07/15/05
$  305,000  Mayan Networks, (144A), 5.25%, due     01/25/01      305,000
            11/01/05
$  540,000  Mercury Interactive Corp., (144A),     06/27/00      540,000
            4.75%, due 07/01/07
$  685,000  Morgan Stanley International, Ltd.,    03/13/01      486,560
            (144A), Exchangeable Corning, Inc.,
            0%, due 10/25/05
$1,390,000  News America, Inc., (144A), 0%, due    02/21/01      698,573
            02/28/21
     9,200  QBE Insurance Group Ltd., (144A),      08/01/00      460,000
            $4.00
     1,100  Radio One, Inc., (144A), $65.00        07/11/00      964,000
$  335,000  Rational Software Corp., (144A),       01/27/00      335,000
            5%, due 02/01/07
$2,085,000  Roche Holdings, Inc., Exchangeable     01/12/00    1,531,239
            Genentech, Inc., (144A), 0%, due
            01/19/15
$  865,000  Sanmina Corp., (144A), 4.25%, due      10/11/00    1,215,056
            05/01/04
$  155,000  Siebel Systems, Inc., (144A), 5.5%,    09/21/99      155,000
            due 09/15/06
$1,735,000  SPX Corp., (144A), 0%, due 02/06/21    01/31/01    1,007,310
$  335,000  TranSwitch Corp., (144A), 4.5%, due    09/06/00      335,000
            09/12/05
$  520,000  Vitesse Semiconductor Corp.,           03/07/00      455,076
            (144A), 4%, due 03/15/05
$   11,200  Washington Mutual, Inc., (144A),       04/24/01      560,000
            $35.79

The total value of restricted securities is $18,184,890 which represents 30.3% of net assets of the Fund at April 30, 2001.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                                         JUNE 3, 1996
                               SIX MONTHS                                                               (COMMENCEMENT
                                 ENDED                        YEAR ENDED OCTOBER 31,                    OF OPERATIONS)
                             APRIL 30, 2001    ----------------------------------------------------        THROUGH
                              (UNAUDITED)         2000          1999          1998          1997       OCTOBER 31, 1996
                             --------------    ----------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                        $  28.11        $  22.29      $  11.35      $   9.40      $   9.19         $  10.00
                                --------        --------      --------      --------      --------         --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)              (0.07)          (0.25)        (0.14)        (0.11)        (0.08)           (0.03)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                  (12.09)           8.80         12.68          2.06          0.29            (0.78)
                                --------        --------      --------      --------      --------         --------
Total from Investment
  Operations                      (12.16)           8.55         12.54          1.95          0.21            (0.81)
                                --------        --------      --------      --------      --------         --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    (0.92)          (2.73)        (1.60)           --            --               --
                                --------        --------      --------      --------      --------         --------
Net Asset Value per
  Share, End of Period          $  15.03        $  28.11      $  22.29      $  11.35      $   9.40         $   9.19
                                ========        ========      ========      ========      ========         ========
Total Return                      (44.30)%(4)      40.14%       121.34%        20.74%         2.28%           (8.10)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                $132,747        $254,452      $168,193      $ 84,904      $135,850         $ 92,430
Ratio of Expenses to
  Average Net Assets                1.15% (2)       1.13%         1.14%         1.17%         1.12%            1.20% (2)(3)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                           (0.76)%(2)      (0.82)%       (0.79)%       (1.03)%       (0.86)%          (0.80)% (2)
Portfolio Turnover Rate            13.69% (4)      44.85%        64.12%        55.36%        50.45%           19.19% (1)

(1) FOR THE PERIOD JUNE 3, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1996 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 1.20% OF NET ASSETS THROUGH DECEMBER 31, 1996. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.27% FOR THE PERIOD JUNE 3, 1996 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1996.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO AGGRESSIVE GROWTH EQUITIES FUND
--------------------------------------------------------------------------------

ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                  MARCH 1, 1999
                                           SIX MONTHS                           (COMMENCEMENT OF
                                             ENDED           YEAR ENDED       OFFERING OF ADVISORY
                                         APRIL 30, 2001      OCTOBER 31,      CLASS SHARES) THROUGH
                                          (UNAUDITED)           2000            OCTOBER 31, 1999
                                         --------------      -----------      ---------------------
Net Asset Value per Share,
  Beginning of Period                       $  28.01          $  22.27              $  16.07
                                            --------          --------              --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                          (0.09)            (0.35)                (0.12)
Net Realized and Unrealized Gain
  (Loss) on Investments                       (12.07)             8.82                  6.32
                                            --------          --------              --------
Total from Investment Operations              (12.16)             8.47                  6.20
                                            --------          --------              --------
LESS DISTRIBUTIONS:
Distributions from Net Realized
  Gain                                         (0.92)            (2.73)                   --
                                            --------          --------              --------
Net Asset Value per Share, End of
  Period                                    $  14.93          $  28.01              $  22.27
                                            ========          ========              ========
Total Return                                  (44.46)%(4)        39.68%                38.58% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                                $ 31,187          $ 43,578              $  2,367
Ratio of Net Expenses to Average
  Net Assets                                    1.44% (2)(3)      1.48%(3)              1.47% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                           (1.06)%(2)        (1.15)%               (0.92)% (2)
Portfolio Turnover Rate                        13.69% (4)        44.85%                64.12% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.46% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 1.53% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 6.83% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CONVERTIBLE SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                         JANUARY 2, 1997
                               SIX MONTHS                                                 (COMMENCEMENT
                                 ENDED                 YEAR ENDED OCTOBER 31,             OF OPERATIONS)
                             APRIL 30, 2001    --------------------------------------        THROUGH
                              (UNAUDITED)         2000          1999          1998       OCTOBER 31, 1997
                             --------------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                        $  15.17        $  12.66      $  10.53      $  11.41         $  10.00
                                --------        --------      --------      --------         --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income               0.23            0.40          0.41          0.37             0.31
Net Realized and
  Unrealized Gain (Loss)
  on Investments                   (2.24)           3.63          2.56         (0.08)            1.43
                                --------        --------      --------      --------         --------
Total from Investment
  Operations                       (2.01)           4.03          2.97          0.29             1.74
                                --------        --------      --------      --------         --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                (0.24)          (0.40)        (0.34)        (0.37)           (0.33)
Distributions in Excess
  of Net Investment
  Income                              --           (0.05)           --         (0.05)              --
Distributions from Net
  Realized Gain                    (1.84)          (1.07)        (0.50)        (0.75)              --
                                --------        --------      --------      --------         --------
Total Distributions                (2.08)          (1.52)        (0.84)        (1.17)           (0.33)
                                --------        --------      --------      --------         --------
Net Asset Value per
  Share, End of Period          $  11.08        $  15.17      $  12.66      $  10.53         $  11.41
                                ========        ========      ========      ========         ========
Total Return                      (13.82)%(4)      33.59%        29.68%         2.69%           17.66% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                $ 60,077        $ 73,628      $ 49,830      $ 27,388         $ 36,890
Ratio of Expenses to
  Average Net Assets                1.00% (2)       1.06%         1.03%         1.05%(3)         0.95% (2)(3)
Ratio of Net Investment
  Income to Average Net
  Assets                            3.98% (2)       2.64%         3.53%         3.34%            3.54% (2)
Portfolio Turnover Rate            87.07% (4)     193.02%       150.91%       139.65%          141.43% (1)

(1) FOR THE PERIOD JANUARY 2, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1997 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 0.95% OF NET ASSETS THROUGH OCTOBER 31, 1997 AND 1.05% OF NET ASSETS THROUGH DECEMBER 31, 1998. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.16% FOR THE YEAR ENDED OCTOBER 31, 1998 AND 1.51% FOR THE PERIOD JANUARY 2, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1997.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EARNINGS MOMENTUM FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                                     YEAR ENDED OCTOBER 31,
                           APRIL 30, 2001      --------------------------------------------------------------------------
                            (UNAUDITED)           2000            1999            1998            1997            1996
                           --------------      ----------      ----------      ----------      ----------      ----------
Net Asset Value per
  Share, Beginning of
  Period                      $  15.69          $  15.12        $  10.56        $  13.87        $  13.01        $  11.47
                              --------          --------        --------        --------        --------        --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)            (0.03)            (0.19)          (0.16)          (0.14)          (0.12)          (0.11)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (2.75)             4.11            5.26           (2.20)           1.98            1.72
                              --------          --------        --------        --------        --------        --------
Total from Investment
  Operations                     (2.78)             3.92            5.10           (2.34)           1.86            1.61
                              --------          --------        --------        --------        --------        --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                  (5.95)            (3.35)          (0.54)          (0.97)          (1.00)          (0.07)
                              --------          --------        --------        --------        --------        --------
Net Asset Value per
  Share, End of Period        $   6.96          $  15.69        $  15.12        $  10.56        $  13.87        $  13.01
                              ========          ========        ========        ========        ========        ========
Total Return                    (20.68)%(3)        26.67%          50.23%         (17.76)%         15.53%          13.99%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $  9,887          $  6,651        $ 21,838        $ 32,299        $101,667        $ 77,994
Ratio of Net Expenses to
  Average Net Assets              1.61% (1)(2)      1.52%(1)        1.46%           1.27%           1.17%           1.13%(1)
Ratio of Net Investment
  (Loss) to Average Net
  Assets                         (0.76)%(2)        (1.08)%         (1.30)%         (1.10)%         (0.96)%         (0.82)%
Portfolio Turnover Rate          52.89% (3)       152.72%         118.87%          51.25%          93.06%          99.03%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 1.14% OF NET ASSETS THROUGH DECEMBER 31, 1995 AND AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 3.11% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 1.54% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 1.14% FOR THE YEAR ENDED OCTOBER 31, 1996.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FOCUSED LARGE CAP VALUE FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    MARCH 1, 2001
                                                    (COMMENCEMENT
                                                    OF OPERATIONS)
                                                       THROUGH
                                                    APRIL 30, 2001
                                                     (UNAUDITED)
                                                    --------------
Net Asset Value per Share, Beginning of Period          $10.00
                                                        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                    (0.02)
Net Realized and Unrealized Gain on Investments           0.38
                                                        ------
Total from Investment Operations                          0.36
                                                        ------
Net Asset Value per Share, End of Period                $10.36
                                                        ======
Total Return                                              3.60% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                $1,083
Ratio of Net Expenses to Average Net Assets               1.54% (2)(3)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                 (0.93)% (2)
Portfolio Turnover Rate                                  17.94% (1)

(1) FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSE OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 5.07% FOR THE PERIOD MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO GROWTH INSIGHTS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    DECEMBER 1, 2000
                                                     (COMMENCEMENT
                                                     OF OPERATIONS)
                                                        THROUGH
                                                     APRIL 30, 2001
                                                      (UNAUDITED)
                                                    ----------------
Net Asset Value per Share, Beginning of Period           $10.00
                                                         ------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                     (0.04)
Net Realized and Unrealized (Loss) on Investments         (1.07)
                                                         ------
Total from Investment Operations                          (1.11)
                                                         ------
Net Asset Value per Share, End of Period                 $ 8.89
                                                         ======
Total Return                                             (11.10)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $1,269
Ratio of Net Expenses to Average Net Assets                1.55% (2)(3)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                  (1.18)% (2)
Portfolio Turnover Rate                                   73.23% (1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 4.81% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HEALTH SCIENCES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    DECEMBER 1, 2000
                                                     (COMMENCEMENT
                                                     OF OPERATIONS)
                                                        THROUGH
                                                     APRIL 30, 2001
                                                      (UNAUDITED)
                                                    ----------------
Net Asset Value per Share, Beginning of Period          $ 10.00
                                                        -------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                     (0.04)
Net Realized and Unrealized (Loss) on Investments         (2.44)
                                                        -------
Total from Investment Operations                          (2.48)
                                                        -------
Net Asset Value per Share, End of Period                $  7.52
                                                        =======
Total Return                                             (24.80)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                $   376
Ratio of Net Expenses to Average Net Assets                1.72% (2)(3)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                  (1.35)% (2)
Portfolio Turnover Rate                                   31.66% (1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENT. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 14.71% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                  JUNE 3, 1998
                                    SIX MONTHS             YEAR ENDED            (COMMENCEMENT
                                      ENDED               OCTOBER 31,            OF OPERATIONS)
                                  APRIL 30, 2001    ------------------------        THROUGH
                                   (UNAUDITED)         2000          1999       OCTOBER 31, 1998
                                  --------------    ----------    ----------    ----------------
Net Asset Value per Share,
  Beginning of Period                $  17.97        $  16.58      $  11.18         $  10.00
                                     --------        --------      --------         --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                   (0.04)          (0.09)        (0.09)              --
Net Realized and Unrealized
  Gain (Loss) on Investments            (5.91)           2.42          6.00             1.18
                                     --------        --------      --------         --------
Total from Investment
  Operations                            (5.95)           2.33          5.91             1.18
                                     --------        --------      --------         --------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                         (1.40)          (0.94)        (0.51)              --
                                     --------        --------      --------         --------
Net Asset Value per Share, End
  of Period                          $  10.62        $  17.97      $  16.58         $  11.18
                                     ========        ========      ========         ========
Total Return                           (35.43)%(4)      13.97%        54.59%           11.80% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $ 14,580        $ 26,247      $ 23,164         $  7,800
Ratio of Expenses to Average
  Net Assets                             1.25% (2)       1.04%         1.30%            0.91% (2)(3)
Ratio of Net Investment (Loss)
  to Average Net Assets                 (0.70)%(2)      (0.46)%       (0.64)%          (0.07)% (2)
Portfolio Turnover Rate                 75.68% (4)     113.62%        78.02%           50.76% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 2.53% FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP GROWTH FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                  MARCH 1, 1999
                                       SIX MONTHS                               (COMMENCEMENT OF
                                         ENDED             YEAR ENDED         OFFERING OF ADVISORY
                                     APRIL 30, 2001        OCTOBER 31,        CLASS SHARES) THROUGH
                                      (UNAUDITED)             2000              OCTOBER 31, 1999
                                     --------------        -----------        ---------------------
Net Asset Value per Share,
  Beginning of Period                   $  17.91            $  16.60                $  13.70
                                        --------            --------                --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                      (0.05)              (0.17)                  (0.08)
Net Realized and Unrealized Gain
  (Loss) on Investments                    (5.88)               2.42                    2.98
                                        --------            --------                --------
Total from Investment Operations           (5.93)               2.25                    2.90
                                        --------            --------                --------
LESS DISTRIBUTIONS:
Distributions from Net Realized
  Gain                                     (1.40)              (0.94)                     --
                                        --------            --------                --------
Net Asset Value per Share, End of
  Period                                $  10.58            $  17.91                $  16.60
                                        ========            ========                ========
Total Return                              (35.47)%(4)          13.58%                  21.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $    301            $    317                $     86
Ratio of Net Expenses to Average
  Net Assets                                1.45% (2)(3)        1.40%(3)                1.46% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                       (0.74)%(2)          (0.86)%                 (0.74)% (2)
Portfolio Turnover Rate                    75.68% (4)         113.62%                  78.02% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 11.63% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 13.96% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 392.27% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                  JUNE 3, 1998
                                    SIX MONTHS             YEAR ENDED            (COMMENCEMENT
                                      ENDED               OCTOBER 31,            OF OPERATIONS)
                                  APRIL 30, 2001    ------------------------        THROUGH
                                   (UNAUDITED)         2000          1999       OCTOBER 31, 1998
                                  --------------    ----------    ----------    ----------------
Net Asset Value per Share,
  Beginning of Period                $  14.12        $  11.82      $  10.12         $  10.00
                                     --------        --------      --------         --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                    0.05            0.10          0.09             0.04
Net Realized and Unrealized
  Gain (Loss) on Investments            (1.00)           2.31          1.66             0.08
                                     --------        --------      --------         --------
Total from Investment
  Operations                            (0.95)           2.41          1.75             0.12
                                     --------        --------      --------         --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                     (0.09)          (0.11)        (0.05)              --
                                     --------        --------      --------         --------
Net Asset Value per Share, End
  of Period                          $  13.08        $  14.12      $  11.82         $  10.12
                                     ========        ========      ========         ========
Total Return                            (6.71)%(4)      20.46%        17.30%            1.20% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $133,114        $134,388      $ 66,234         $  7,505
Ratio of Expenses to Average
  Net Assets                             0.70% (2)       0.79%         0.85%            0.55% (2)(3)
Ratio of Net Investment Income
  to Average Net Assets                  0.74% (2)       0.75%         0.79%            1.04% (2)
Portfolio Turnover Rate                 46.33% (4)     108.54%       142.36%           83.84% (1)

(1)  FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH
     OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.48% FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LARGE CAP VALUE FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                  MARCH 1, 1999
                                       SIX MONTHS                               (COMMENCEMENT OF
                                         ENDED             YEAR ENDED         OFFERING OF ADVISORY
                                     APRIL 30, 2001        OCTOBER 31,        CLASS SHARES) THROUGH
                                      (UNAUDITED)             2000              OCTOBER 31, 1999
                                     --------------        -----------        ---------------------
Net Asset Value per Share,
  Beginning of Period                   $  14.10            $  11.79                $  11.07
                                        --------            --------                --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                         --(5)             0.02                    0.06
Net Realized and Unrealized Gain
  (Loss) on Investments                    (0.99)               2.34                    0.66
                                        --------            --------                --------
Total from Investment Operations           (0.99)               2.36                    0.72
                                        --------            --------                --------
LESS DISTRIBUTIONS:
Distributions from Net Investment
  Income                                   (0.03)              (0.05)                     --
                                        --------            --------                --------
Net Asset Value per Share, End of
  Period                                $  13.08            $  14.10                $  11.79
                                        ========            ========                ========
Total Return                               (7.06)%(4)          20.04%                   6.51% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $  3,938            $  3,829                $     58
Ratio of Net Expenses to Average
  Net Assets                                1.36% (2)(3)        1.28%(3)                1.46% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                        0.07% (2)           0.13%                   0.71% (2)
Portfolio Turnover Rate                    46.33% (4)         108.54%                 142.36% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.75% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 5.05% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 163.61% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  LESS THAN $0.01 PER SHARE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                               SIX MONTHS
                                 ENDED                               YEAR ENDED OCTOBER 31,
                             APRIL 30, 2001    ------------------------------------------------------------------
                              (UNAUDITED)         2000          1999          1998          1997          1996
                             --------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value per
  Share, Beginning of
  Period                        $  25.68        $  20.69      $  16.89      $  19.29      $  15.93      $  13.69
                                --------        --------      --------      --------      --------      --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss)                           (0.04)          (0.08)        (0.07)        (0.02)         0.01          0.11
Net Realized and
  Unrealized Gain (Loss)
  on Investments                   (6.10)           5.99          6.32          3.38          3.57          2.18
                                --------        --------      --------      --------      --------      --------
Total from Investment
  Operations                       (6.14)           5.91          6.25          3.36          3.58          2.29
                                --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                   --              --            --            --         (0.02)        (0.05)
Distributions from Net
  Realized Gain                    (1.32)          (0.92)        (2.45)        (5.76)        (0.20)           --
                                --------        --------      --------      --------      --------      --------
Total Distributions                (1.32)          (0.92)        (2.45)        (5.76)        (0.22)        (0.05)
                                --------        --------      --------      --------      --------      --------
Net Asset Value per
  Share, End of Period          $  18.22        $  25.68      $  20.69      $  16.89      $  19.29      $  15.93
                                ========        ========      ========      ========      ========      ========
Total Return                      (24.79)%(3)      29.38%        42.12%        23.83%        22.68%        16.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                $743,246        $607,897      $288,546      $184,865      $156,113      $231,302
Ratio of Expenses to
  Average Net Assets                0.82% (2)       0.85%(1)      0.88%         0.86%         0.83%         0.82%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets               (0.42)%(2)      (0.31)%       (0.39)%       (0.14)%        0.08%         0.18%
Portfolio Turnover Rate             9.40% (3)      52.37%        48.29%       103.51%        39.22%        39.58%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.86% FOR THE YEAR ENDED OCTOBER 31, 2000.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                            MARCH 1, 1999
                                         SIX MONTHS                       (COMMENCEMENT OF
                                           ENDED         YEAR ENDED     OFFERING OF ADVISORY
                                       APRIL 30, 2001    OCTOBER 31,    CLASS SHARES) THROUGH
                                        (UNAUDITED)         2000          OCTOBER 31, 1999
                                       --------------    -----------    ---------------------
Net Asset Value per Share,
  Beginning of Period                     $  25.56        $  20.67            $  17.62
                                          --------        --------            --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                        (0.07)          (0.16)              (0.07)
Net Realized and Unrealized Gain
  (Loss) on Investments                      (6.07)           5.97                3.12
                                          --------        --------            --------
Total from Investment Operations             (6.14)           5.81                3.05
                                          --------        --------            --------
LESS DISTRIBUTIONS:
Distributions from Net Realized
  Gain                                       (1.32)          (0.92)                 --
                                          --------        --------            --------
Net Asset Value per Share, End of
  Period                                  $  18.10        $  25.56            $  20.67
                                          ========        ========            ========
Total Return                                (24.89)%(4)      28.92%              17.31% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                              $193,658        $156,804            $ 19,111
Ratio of Expenses to Average Net
  Assets                                      1.09% (2)       1.17%               1.46% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                         (0.69)%(2)      (0.64)%             (0.53)% (2)
Portfolio Turnover Rate                       9.40% (4)      52.37%              48.29% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.66% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30 ,2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                               SIX MONTHS
                                 ENDED                               YEAR ENDED OCTOBER 31,
                             APRIL 30, 2001    ------------------------------------------------------------------
                              (UNAUDITED)         2000          1999          1998          1997          1996
                             --------------    ----------    ----------    ----------    ----------    ----------
Net Asset Value per
  Share, Beginning of
  Period                        $  37.71        $  30.81      $  16.48      $  18.74      $  17.17      $  13.53
                                --------        --------      --------      --------      --------      --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment (Loss)              (0.08)          (0.32)        (0.22)        (0.18)        (0.15)        (0.13)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                  (13.67)           9.29         14.82         (0.90)         1.91          4.08
                                --------        --------      --------      --------      --------      --------
Total from Investment
  Operations                      (13.75)           8.97         14.60         (1.08)         1.76          3.95
                                --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                   --              --            --            --            --         (0.01)
Distributions from Net
  Realized Gain                    (0.74)          (2.07)        (0.27)        (1.18)        (0.19)        (0.30)
                                --------        --------      --------      --------      --------      --------
Total Distributions                (0.74)          (2.07)        (0.27)        (1.18)        (0.19)        (0.31)
                                --------        --------      --------      --------      --------      --------
Net Asset Value per
  Share, End of Period          $  23.22        $  37.71      $  30.81      $  16.48      $  18.74      $  17.17
                                ========        ========      ========      ========      ========      ========
Total Return                      (36.85)%(2)      28.91%        89.63%        (5.98)%       10.38%        29.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                $199,702        $375,377      $240,792      $116,050      $144,756      $132,444
Ratio of Expenses to
  Average Net Assets                1.13% (1)       1.12%         1.14%         1.13%         1.14%         1.14%
Ratio of Net Investment
  (Loss) to Average Net
  Assets                           (0.61)%(1)      (0.74)%       (0.94)%       (0.95)%       (0.89)%       (0.76)%
Portfolio Turnover Rate            15.43% (2)      50.94%        74.52%        63.67%        60.52%        45.43%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP GROWTH FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                                  MARCH 1, 1999
                                       SIX MONTHS                               (COMMENCEMENT OF
                                         ENDED             YEAR ENDED         OFFERING OF ADVISORY
                                     APRIL 30, 2001        OCTOBER 31,        CLASS SHARES) THROUGH
                                      (UNAUDITED)             2000              OCTOBER 31, 1999
                                     --------------        -----------        ---------------------
Net Asset Value per Share,
  Beginning of Period                   $  37.54            $  30.74                $  20.62
                                        --------            --------                --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                      (0.11)              (0.43)                  (0.20)
Net Realized and Unrealized Gain
  (Loss) on Investments                   (13.61)               9.30                   10.32
                                        --------            --------                --------
Total from Investment Operations          (13.72)               8.87                   10.12
                                        --------            --------                --------
LESS DISTRIBUTIONS:
Distributions from Net Realized
  Gain                                     (0.74)              (2.07)                     --
                                        --------            --------                --------
Net Asset Value per Share, End of
  Period                                $  23.08            $  37.54                $  30.74
                                        ========            ========                ========
Total Return                              (36.92)%(4)          28.56%                  49.08% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                            $104,637            $ 92,621                $    671
Ratio of Net Expenses to Average
  Net Assets                                1.40% (2)(3)        1.42%(3)                1.53% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                       (0.91)%(2)          (1.02)%                 (1.15)% (2)
Portfolio Turnover Rate                    15.43% (4)          50.94%                  74.52% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.41% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 1.44% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 35.14% FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   JUNE 14, 2000
                                              SIX MONTHS           (COMMENCEMENT
                                                ENDED              OF OPERATIONS)
                                            APRIL 30, 2001            THROUGH
                                             (UNAUDITED)          OCTOBER 31, 2000
                                            --------------        ----------------
Net Asset Value per Share, Beginning of
  Period                                       $  10.97               $  10.00
                                               --------               --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment (Loss)                             (0.02)                    --
Net Realized and Unrealized Gain on
  Investments                                      1.28                   0.97
                                               --------               --------
Total from Investment Operations                   1.26                   0.97
                                               --------               --------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gain              (0.24)                    --
                                               --------               --------
Net Asset Value per Share, End of Period       $  11.99               $  10.97
                                               ========               ========
Total Return                                      11.74% (5)              9.70% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)       $  1,256               $  1,078
Ratio of Net Expenses to Average Net
  Assets                                           1.55% (2)(3)           1.55% (2)(3)
Ratio of Net Investment (Loss) to
  Average Net Assets                              (0.43)%(2)                --% (2)(4)
Portfolio Turnover Rate                           39.87% (5)             32.18% (1)

(1)  FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
     OCTOBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 5.53% FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND 7.52% FOR THE PERIOD JUNE 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000.
(4)  RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS IS LESS THAN 0.01%.
(5) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TECHNOLOGY FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2000
                                                     (COMMENCEMENT
                                                     OF OPERATIONS)
                                                        THROUGH
                                                     APRIL 30, 2001
                                                      (UNAUDITED)
                                                    ----------------
Net Asset Value per Share, Beginning of Period          $ 10.00
                                                        -------
(LOSS) FROM INVESTMENT OPERATIONS:
Net Investment (Loss)                                     (0.02)
Net Realized and Unrealized (Loss) on Investments         (4.70)
                                                        -------
Total from Investment Operations                          (4.72)
                                                        -------
Net Asset Value per Share, End of Period                $  5.28
                                                        =======
Total Return                                             (47.20)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                $   800
Ratio of Net Expenses to Average Net Assets                1.66% (2)(3)
Ratio of Net Investment (Loss) to Average Net
  Assets                                                  (0.80)% (2)
Portfolio Turnover Rate                                   19.13% (1)

(1)  FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
     APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 27.61% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                                NOVEMBER 3, 1997
                                    SIX MONTHS             YEAR ENDED            (COMMENCEMENT
                                      ENDED               OCTOBER 31,            OF OPERATIONS)
                                  APRIL 30, 2001    ------------------------        THROUGH
                                   (UNAUDITED)         2000          1999       OCTOBER 31, 1998
                                  --------------    ----------    ----------    ----------------
Net Asset Value per Share,
  Beginning of Period                $  14.87        $  11.23      $   9.24         $  10.00
                                     --------        --------      --------         --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)             0.02            0.05         (0.01)              --
Net Realized and Unrealized
  Gain (Loss) on Investments             2.68            4.80          2.00            (0.75)
                                     --------        --------      --------         --------
Total from Investment
  Operations                             2.70            4.85          1.99            (0.75)
                                     --------        --------      --------         --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                     (0.06)             --            --               --
Distributions in Excess of Net
  Investment Income                        --              --            --            (0.01)
Distributions from Net
  Realized Gain                         (1.24)          (1.21)           --               --
                                     --------        --------      --------         --------
Total Distributions                     (1.30)          (1.21)           --            (0.01)
                                     --------        --------      --------         --------
Net Asset Value per Share, End
  of Period                          $  16.27        $  14.87      $  11.23         $   9.24
                                     ========        ========      ========         ========
Total Return                            20.07% (3)      47.19%        21.54%           (7.49)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $140,482        $ 58,644      $ 30,238         $ 28,634
Ratio of Expenses to Average
  Net Assets                             0.98% (2)       1.15%         1.18%            1.16% (2)
Ratio of Net Investment Income
  (Loss) to Average Net Assets           0.26% (2)       0.41%        (0.10)%           0.05% (2)
Portfolio Turnover Rate                 43.53% (3)     137.41%       140.07%           97.30% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO VALUE OPPORTUNITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                      NOVEMBER 1, 2000
                                                      (COMMENCEMENT OF
                                                    OFFERING OF ADVISORY
                                                    CLASS SHARES) THROUGH
                                                       APRIL 30, 2001
                                                         (UNAUDITED)
                                                    ---------------------
Net Asset Value per Share, Beginning of Period             $ 14.85
                                                           -------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                                         0.01
Net Realized and Unrealized Gain on Investments               2.68
                                                           -------
Total from Investment Operations                              2.69
                                                           -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                     (0.02)
Distributions from Net Realized Gain                         (1.24)
                                                           -------
Total Distributions                                          (1.26)
                                                           -------
Net Asset Value per Share, End of Period                   $ 16.28
                                                           =======
Total Return                                                 19.72% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                   $10,115
Ratio of Net Expenses to Average Net Assets                   1.49% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                      0.07% (2)
Portfolio Turnover Rate                                      43.53% (1)

(1) FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIALS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 4.48% FOR THE PERIOD NOVEMBER 1, 2000 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH APRIL 30, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS
APRIL 30, 2001


SHAREHOLDER INFORMATION


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC, Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW Brokerage Service
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071










USEQSAR043001